UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2016

Date of reporting period:  March 31, 2016

Item 1.  Schedule of Investments.

Schedule of Investments
March 31, 2016 (Unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 74.3%

Consumer Discretionary - 9.9%
Abercrombie & Fitch Co. (5)	5,823	183,657
Advance Auto Parts, Inc.	443	71,031
Amazon.com, Inc. (3)	7,201	4,274,802
AutoZone, Inc. (3)	196	156,151
Best Buy Co., Inc.	10,775	349,541
Carnival Corp.	16,856	889,491
Carter's, Inc.	1,213	127,826
CBS Corp./Old (3)	6,031	332,248
Children's Place, Inc./The	1,687	140,814
ChoicePoint (3)	1,943	139,585
Coach, Inc.	8,810	353,193
Columbia Sportswear Co.	1,792	107,681
Comcast Corp.	38,097	2,326,965
Cooper Tire & Rubber Co.	5,406	200,130
Darden Restaurants, Inc.	3,844	254,857
Delphi Automotive PLC	1,299	97,451
Dollar General Corp.	6,027	515,911
Dollar Tree, Inc. (3)	2,618	215,880
Domino's Pizza, Inc.	677	89,269
DR Horton, Inc.	20,018	605,144
Expedia, Inc.	1,259	135,745
Express, Inc. (3)	5,414	115,914
Finish Line, Inc./The	3,312	69,883
Ford Motor Co.	107,661	1,453,424
Francesca's Holdings Corp. (3)	7,665	146,861
GameStop Corp.	2,293	72,757
Garmin, Ltd.	2,963	118,401
General Motors Co.	47,661	1,497,985
Genesco, Inc. (3)	2,545	183,876
Genuine Parts Co.	1,699	168,813
Goodyear Tire & Rubber Co./The	15,046	496,217
Guess?, Inc.	6,652	124,858
Hasbro, Inc.	2,734	218,993
Helen of Troy, Ltd. (3)	1,192	123,598
Home Depot, Inc./The	22,036	2,940,263
Kohl's Corp.	4,994	232,770
L Brands, Inc.	2,697	236,824
Lear Corp.	2,822	313,722
Lowe's Cos., Inc.	16,665	1,262,374
Macy's, Inc.	3,820	168,424
Mattel, Inc.	9,201	309,338
McDonald's Corp.	15,785	1,983,859
Michael Kors Holdings, Ltd. (3)	4,003	228,011
Mohawk Industries, Inc. (3)	850	162,265
Murphy USA, Inc. (3)	1,152	70,790
Netflix, Inc. (3)	5,940	607,246
News Corp.	20,730	264,722
NIKE, Inc.	29,297	1,800,887
NVR, Inc. (3)	121	209,620
Omnicom Group, Inc.	872	72,577
O'Reilly Automotive, Inc. (3)	1,884	515,575
Priceline Group, Inc./The (3)	746	961,564
PVH Corp.	739	73,205
Ross Stores, Inc.	11,230	650,217
Royal Caribbean Cruises, Ltd.	2,891	237,496
Sally Beauty Holdings, Inc. (3)	2,223	71,981
ServiceMaster Global Holdings, Inc. (3)	1,971	74,267
Skechers U.S.A., Inc. (3)	3,443	104,839
Smith & Wesson Holding Corp. (3)	5,727	152,453
Staples, Inc.	13,434	148,177
Starbucks Corp.	24,481	1,461,516
Sturm Ruger & Co., Inc. (5)	1,325	90,604
Target Corp.	15,062	1,239,301
Time Warner, Inc.	13,469	977,176
TJX Cos., Inc./The	13,582	1,064,150
Twenty-First Century Fox, Inc.	16,212	451,991
VF Corp.	2,862	185,343
Viacom, Inc.	4,420	182,458
Vista Outdoor, Inc. (3)	2,835	147,165
Walt Disney Co./The	19,766	1,962,961
Whirlpool Corp.	1,481	267,084
Yum! Brands, Inc.	5,094	416,944

	(Cost $37,507,595)	38,659,111

Consumer Staples - 8.5%
Altria Group, Inc.	37,699	2,362,219
Archer-Daniels-Midland Co.	11,551	419,417
Cal-Maine Foods, Inc. (5)	1,530	79,422
Campbell Soup Co.	2,976	189,839
Casey's General Stores, Inc.	655	74,225
Clorox Co./The	2,632	331,790
Coca-Cola Co./The	61,955	2,874,092
Colgate-Palmolive Co.	5,997	423,688
Constellation Brands, Inc.	1,229	185,690
Costco Wholesale Corp.	5,573	878,193
Coty, Inc. (5)	10,369	288,569
CVS Health Corp.	17,231	1,787,372
Dr. Pepper Snapple Group, Inc.	7,199	643,735
Estee Lauder Cos., Inc./The	6,570	619,617
Hormel Foods Corp.	14,799	639,909
Ingredion, Inc.	2,831	302,322
JM Smucker Co./The	1,760	228,518
Kimberly-Clark Corp.	6,002	807,329
Kraft Heinz Co./The	18,424	1,447,389
Kroger Co./The	22,349	854,849
Molson Coors Brewing Co.	3,084	296,619
Mondelez International, Inc.	31,815	1,276,418
Monster Beverage Corp. (3)	658	87,764
PepsiCo, Inc.	12,565	1,287,661
Philip Morris International, Inc.	23,858	2,340,708
Procter & Gamble Co./The	41,509	3,416,606
Reynolds American, Inc.	28,111	1,414,264
Rite Aid Corp. (3)	191,756	1,562,811
Sanderson Farms, Inc.	1,011	91,172
Sysco Corp.	8,802	411,317
Tyson Foods, Inc.	11,301	753,325
Walgreens Boots Alliance, Inc.	16,517	1,391,392
Wal-Mart Stores, Inc.	51,236	3,509,154

	(Cost $31,672,226)	33,277,395

Energy - 4.5%
Antero Resources Corp. (3)(5)	2,854	70,979
Atwood Oceanics, Inc. (5)	12,648	115,982
Cabot Oil & Gas Corp.	6,311	143,323
Chevron Corp.	31,581	3,012,827
Concho Resources, Inc. (3)	3,357	339,191
ConocoPhillips	13,339	537,162
Diamond Offshore Drilling, Inc. (5)	5,534	120,254
Dril-Quip, Inc. (3)	927	56,139
EOG Resources, Inc.	7,012	508,931
EQT Corp.	1,338	89,994
Exxon Mobil Corp.	64,595	5,399,496
Helmerich & Payne, Inc. (5)	3,552	208,573
Hess Corp.	3,655	192,436
HollyFrontier Corp.	3,632	128,282
Kinder Morgan, Inc./DE	26,267	469,129
Marathon Petroleum Corp.	12,540	466,237
Nabors Industries, Ltd.	10,323	94,972
National Oilwell Varco, Inc. (3)	4,054	126,079
Noble Corp. plc (5)	15,892	164,482
Noble Energy, Inc.	2,945	92,502
Nordic American Tankers, Ltd. (5)	5,507	77,594
Occidental Petroleum Corp.	7,206	493,107
Parsley Energy, Inc. (3)	5,821	131,555
Patterson-UTI Energy, Inc.	5,220	91,976
PBF Energy, Inc.	2,772	92,030
Phillips 66	9,841	852,132
Pioneer Natural Resources Co.	1,770	249,110
Rowan Cos. Plc	17,816	286,838
Schlumberger, Ltd.	20,866	1,538,868
Spectra Energy Corp.	3,582	109,609
Tesoro Corp.	3,902	335,611
Valero Energy Corp.	13,912	892,316
World Fuel Services Corp.	3,727	181,058

	(Cost $16,841,442)	17,668,774

Financials - 13.1%
Aflac, Inc.	7,201	454,671
Allstate Corp./The	10,956	738,106
American Express Co.	1,233	75,706
American International Group, Inc.	34,379	1,858,185
American National Insurance Co.	1,710	197,505
American Tower Corp. (4)	1,147	117,418
Assured Guaranty, Ltd.	28,266	715,130
Axis Capital Holdings, Ltd.	12,022	666,740
Bank of America Corp.	212,106	2,867,673
Bank of New York Mellon Corp./The	31,946	1,176,571
Berkshire Hathaway, Inc. (3)	34,045	4,830,305
BlackRock, Inc.	1,103	375,649
Capital One Financial Corp.	17,183	1,190,954
Chubb, Ltd.	9,827	1,170,887
Cincinnati Financial Corp.	1,830	119,609
CIT Group, Inc.	4,500	139,635
Citigroup, Inc.	65,157	2,720,305
Citizens Financial Group, Inc.	17,538	367,421
CME Group, Inc./IL	5,133	493,025
CNO Financial Group, Inc.	4,799	85,998
CoreSite Realty Corp. (4)	1,778	124,478
Crown Castle International Corp. (4)	2,280	197,220
DuPont Fabros Technology, Inc. (4)	2,179	88,315
E*TRADE Financial Corp. (3)	3,579	87,650
Endurance Specialty Holdings, Ltd.	6,274	409,943
Equinix, Inc. (4)	923	305,245
Everest Re Group, Ltd.	4,144	818,150
Fifth Third Bancorp	14,024	234,061
General Growth Properties, Inc. (4)	12,533	372,606
Goldman Sachs Group, Inc./The	7,562	1,187,083
Hancock Holding Co.	3,692	84,768
Hanover Insurance Group, Inc./The	6,486	585,167
Hartford Financial Services Group, Inc./The	10,900	502,272
Hospitality Properties Trust (4)	8,981	238,535
Host Hotels & Resorts, Inc. (4)	4,389	73,296
Intercontinental Exchange, Inc.	726	170,712
JPMorgan Chase & Co.	73,528	4,354,328
KeyCorp	16,931	186,918
Kimco Realty Corp. (4)	7,377	212,310
Lincoln National Corp.	15,754	617,557
Loews Corp.	8,706	333,092
MarketAxess Holdings, Inc.	583	72,776
MBIA, Inc. (3)	10,143	89,766
McGraw Hill Financial, Inc.	994	98,386
MetLife, Inc.	27,454	1,206,329
Morgan Stanley	47,694	1,192,827
Nasdaq, Inc.	6,377	423,305
Navient Corp.	23,518	281,510
Old Republic International Corp.	29,043	530,906
Piedmont Office Realty Trust, Inc. (4)	18,410	373,907
PNC Financial Services Group, Inc./The	9,273	784,218
Popular, Inc.	21,086	603,270
Progressive Corp./The	14,182	498,355
Prologis, Inc. (4)	2,240	98,963
Prudential Financial, Inc.	24,420	1,763,612
Public Storage (4)	2,555	704,746
Regions Financial Corp.	47,438	372,388
Reinsurance Group of America, Inc.	5,419	521,579
RenaissanceRe Holdings, Ltd.	4,159	498,373
Senior Housing Properties Trust (4)	4,063	72,687
Simon Property Group, Inc. (4)	2,293	476,233
Spirit Realty Capital, Inc. (4)	13,029	146,576
STORE Capital Corp. (3)(4)	5,689	147,231
SunTrust Banks, Inc.	24,106	869,744
Travelers Cos., Inc./The	12,744	1,487,352
Unum Group	10,339	319,682
US Bancorp	15,901	645,422
Validus Holdings, Ltd.	22,994	1,085,087
Ventas, Inc. (4)	2,148	135,238
Voya Financial, Inc.	2,447	72,847
Wells Fargo & Co.	69,181	3,345,593
XL Group PLC	18,435	678,408

	(Cost $52,243,395)	51,142,515

Healthcare - 9.3%
Abbott Laboratories	18,557	776,239
AbbVie, Inc.	24,551	1,402,353
Aetna, Inc.	16,642	1,869,729
Alexion Pharmaceuticals, Inc. (3)	537	74,761
Amgen, Inc.	12,371	1,854,784
Anthem, Inc.	12,161	1,690,257
Baxalta, Inc.	45,044	1,819,778
Baxter International, Inc.	7,516	308,757
Becton Dickinson and Co.	830	126,011
Biogen, Inc. (3)	2,367	616,177
Bio-Rad Laboratories, Inc. (3)	652	89,141
Boston Scientific Corp. (3)	6,669	125,444
Bristol-Myers Squibb Co.	22,388	1,430,145
Bruker Corp.	5,609	157,052
Cardinal Health, Inc.	6,239	511,286
Celgene Corp. (3)	9,809	981,783
Centene Corp. (3)	3,840	236,429
Cigna Corp.	10,032	1,376,792
CR Bard, Inc.	439	88,972
DENTSPLY SIRONA, Inc. (3)	1,956	120,548
Edwards Lifesciences Corp. (3)	6,503	573,630
Eli Lilly & Co.	16,337	1,176,427
Emergent BioSolutions, Inc. (3)	3,174	115,375
Endo International PLC (3)	2,495	70,234
Express Scripts Holding Co. (3)	5,680	390,159
Gilead Sciences, Inc.	22,007	2,021,563
HCA Holdings, Inc. (3)	2,533	197,701
Henry Schein, Inc. (3)	1,593	275,000
Intuitive Surgical, Inc. (3)	623	374,454
Johnson & Johnson	44,210	4,783,522
Mallinckrodt PLC (3)	2,214	135,674
McKesson Corp.	1,669	262,450
Medtronic PLC	20,754	1,556,550
Merck & Co., Inc.	45,093	2,385,871
Mylan NV (3)	5,544	256,964
Owens & Minor, Inc.	3,635	146,927
Pfizer, Inc.	99,193	2,940,081
PRA Health Sciences, Inc. (3)	1,770	75,685
Quest Diagnostics, Inc.	1,885	134,683
Regeneron Pharmaceuticals, Inc. (3)	225	81,099
Stryker Corp.	3,610	387,317
Thermo Fisher Scientific, Inc.	4,038	571,740
UnitedHealth Group, Inc.	12,971	1,671,962
Universal Health Services, Inc.	734	91,544

	(Cost $36,235,230)	36,333,050

Industrials - 6.9%
3M Co.	10,294	1,715,289
Agco Corp. (3)	3,630	180,411
Alcan Aluminum, Ltd. (3)	3,973	127,613
American Airlines Group, Inc.	4,508	184,873
AO Smith Corp.	1,372	104,697
Beacon Roofing Supply, Inc. (3)	2,167	88,869
Boeing Co./The	4,783	607,154
BWX Technologies, Inc.	7,060	236,934
Caterpillar, Inc.	3,200	244,928
CH Robinson Worldwide, Inc.	3,854	286,082
CSX Corp.	10,382	267,337
Cummins, Inc.	1,614	177,443
Danaher Corp.	7,661	726,722
Deere & Co.	1,120	86,229
Delta Air Lines, Inc.	17,486	851,218
Dover Corp.	3,998	257,191
Eaton Corp. PLC (3)	8,960	560,538
Emerson Electric Co.	8,928	485,505
FedEx Corp.	3,277	533,233
Fluor Corp.	3,219	172,860
General Dynamics Corp.	4,148	544,923
General Electric Co.	163,686	5,203,578
Hawaiian Holdings, Inc. (3)	4,853	229,013
Honeywell International, Inc.	10,198	1,142,686

Huntington Ingalls Industries, Inc.	1,462	200,206
Illinois Tool Works, Inc.	5,406	553,791
Ingersoll-Rand PLC (3)	4,413	273,650
Jacobs Engineering Group, Inc. (3)	3,185	138,707
JetBlue Airways Corp. (3)	4,483	94,681
KLX, Inc. (3)	2,182	70,129
L-3 Communications Holdings, Inc.	1,747	207,020
Lennox International, Inc.	654	88,414
Lockheed Martin Corp.	1,735	384,303
ManpowerGroup, Inc.	4,238	345,058
Masco Corp.	7,803	245,404
MSC Industrial Direct Co., Inc.	2,798	213,515
Norfolk Southern Corp.	3,378	281,219
Northrop Grumman Corp.	4,639	918,058
Orbital ATK, Inc.	2,305	200,397
Owens Corning	5,387	254,697
PACCAR, Inc.	2,555	139,733
Quanta Services, Inc. (3)	3,923	88,503
Raytheon Co.	6,478	794,397
Republic Services, Inc.	9,873	470,448
Rockwell Automation, Inc.	641	72,914
Roper Technologies, Inc.	486	88,826
Southwest Airlines Co.	11,141	499,117
Spirit AeroSystems Holdings, Inc. (3)	2,905	131,771
Stanley Black & Decker, Inc.	4,211	443,039
Toro Co./The	3,507	302,023
Trinity Industries, Inc.	3,888	71,189
Union Pacific Corp.	10,085	802,262
United Continental Holdings, Inc. (3)	12,904	772,433
United Parcel Service, Inc.	5,760	607,507
United Technologies Corp.	10,904	1,091,490
Waste Management, Inc.	5,254	309,986
Watsco, Inc.	1,880	253,311
Werner Enterprises, Inc.	4,308	117,005
Xylem, Inc./NY	8,607	352,026

	(Cost $25,722,563)	26,892,555

Information Technology - 15.7%
Accenture PLC	11,088	1,279,555
Activision Blizzard, Inc.	19,801	670,066
Adobe Systems, Inc. (3)	6,284	589,439
Alphabet, Inc. (3)	10,330	7,880,757
Analog Devices, Inc.	1,229	72,745
Apple, Inc.	84,389	9,197,557
Applied Materials, Inc.	18,477	391,343
Arrow Electronics, Inc. (3)	8,354	538,081
Autodesk, Inc. (3)	1,241	72,363
Avnet, Inc.	25,550	1,131,865
Brocade Communications Systems, Inc.	13,235	140,026
CA, Inc.	12,570	387,030
CACI International, Inc. (3)	1,757	187,472
Cirrus Logic, Inc. (3)	3,666	133,479
Cisco Systems, Inc.	98,074	2,792,167
Citrix Systems, Inc. (3)	3,503	275,266
Cognizant Technology Solutions Corp. (3)	6,805	426,674
Coherent, Inc. (3)	2,951	271,197
Computer Sciences Corp.	14,381	494,563
Corning, Inc.	35,787	747,590
Cray, Inc. (3)	2,238	93,795
CSG Systems International, Inc.	2,874	129,790
eBay, Inc. (3)	25,038	597,407
Electronic Arts, Inc. (3)	5,680	375,505
Facebook, Inc. (3)	44,311	5,055,885
Fair Isaac Corp.	685	72,672
First Solar, Inc. (3)	4,535	310,511
Fiserv, Inc. (3)	1,570	161,051
FLIR Systems, Inc.	2,640	86,988
Gillette Co. (3)	4,961	134,890
Global Payments, Inc.	1,665	108,725
Harris Corp.	977	76,069
Hewlett Packard Enterprise Co.	46,497	824,392
HP, Inc.	38,712	476,932
Intel Corp.	86,779	2,807,301

International Business Machines Corp.	14,749	2,233,736
Intuit, Inc.	3,258	338,865
Jabil Circuit, Inc.	18,184	350,406
Juniper Networks, Inc.	17,006	433,823
Leidos Holdings, Inc.	1,427	71,807
Lexmark International, Inc.	2,810	93,938
Lumentum Holdings, Inc. (3)	4,209	113,517
MasterCard, Inc.	7,827	739,652
MaxLinear, Inc. (3)	5,943	109,946
Micron Technology, Inc. (3)	10,744	112,490
Microsemi Corp. (3)	2,284	87,500
Microsoft Corp.	123,644	6,828,858
Motorola Solutions, Inc.	3,237	245,041
Nuance Communications, Inc. (3)	7,033	131,447
NVIDIA Corp.	14,622	520,982
Oracle Corp.	58,674	2,400,353
PayPal Holdings, Inc. (3)	17,737	684,648
Qorvo, Inc. (3)	1,255	63,265
QUALCOMM, Inc.	21,958	1,122,932
salesforce.com, Inc. (3)	5,822	429,838
Skyworks Solutions, Inc.	1,530	119,187
Stamps.com, Inc. (3)	1,780	189,178
Symantec Corp.	9,421	173,158
SYNNEX Corp.	1,437	133,052
Tech Data Corp. (3)	5,358	411,334
Texas Instruments, Inc.	17,740	1,018,631
Visa, Inc.	29,841	2,282,240
WebMD Health Corp. (3)	1,206	75,532
Western Digital Corp.	2,539	119,942
Xerox Corp.	34,812	388,502
Xilinx, Inc.	6,535	309,955

	(Cost $58,447,866)	61,324,903

Materials - 1.5%
Air Products & Chemicals, Inc.	2,411	347,305
Alcoa, Inc.	12,442	119,194
Avery Dennison Corp.	4,667	336,537
Cabot Corp.	2,480	119,858
Commercial Metals Co.	11,886	201,705
Domtar Corp.	9,122	369,441
Eastman Chemical Co.	1,624	117,302
LyondellBasell Industries NV	10,126	866,583
Monsanto Co.	5,011	439,665
Mosaic Co./The	7,444	200,988
Newmont Mining Corp.	20,672	549,462
Nucor Corp.	4,932	233,284
PPG Industries, Inc.	720	80,273
Reliance Steel & Aluminum Co.	6,698	463,435
SCo.tts Miracle-Gro Co./The	1,208	87,906
Sealed Air Corp.	1,829	87,810
Sherwin-Williams Co./The	2,020	575,033
Steel Dynamics, Inc.	9,397	211,526
Trinseo SA (3)	2,427	89,338
US Concrete, Inc. (3)	1,152	68,636
Vulcan Materials Co.	1,825	192,665

	(Cost $5,496,289)	5,757,946

Telecommunication Services - 2.3%
AT&T, Inc.	109,132	4,274,700
CenturyLink, Inc.	20,723	662,307
Level 3 Communications, Inc. (3)	4,995	263,986
Telephone & Data Systems, Inc.	10,625	319,706
Verizon Communications, Inc.	67,294	3,639,260

	(Cost $8,620,686)	9,159,959

Utilities - 2.6%
Ameren Corp.	9,477	474,798
American Electric Power Co., Inc.	19,913	1,322,223
Atmos Energy Corp.	2,491	184,982
Consolidated Edison, Inc.	1,490	114,164
Duke Energy Corp.	3,832	309,166

Edison International	5,004	359,738
Exelon Corp.	22,257	798,136
FirstEnergy Corp.	18,145	652,676
Great Plains Energy, Inc.	12,236	394,611
NextEra Energy, Inc.	5,966	706,016
NiSource, Inc.	41,414	975,714
ONE Gas, Inc.	4,576	279,594
PG&E Corp.	11,345	677,523
Pinnacle West Capital Corp.	4,608	345,923
PPL Corp.	15,367	585,022
Public Service Enterprise Group, Inc.	18,203	858,089
SCANA Corp.	4,595	322,339
Southern Co/The	9,203	476,071
Westar Energy, Inc.	4,903	243,238

	(Cost $9,516,978)	10,080,023

Total Common Stocks	(Cost $282,304,270)	290,296,231

Money Market Registered Investment Companies - 23.0%

Fidelity Institutional Money Market Portfolio, 0.39% (6)	1,593,348	1,593,348
Meeder Money Market Fund - Institutional Class, 0.36% (7)	88,133,946	88,133,946

Total Money Market Registered Investment Companies	(Cost $89,727,294)	89,727,294

Bank Obligations - 0.2%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (8)	249,537		249,537
EverBank Money Market Account, 0.61%, 4/1/2016 (8)	249,509		249,509
Pacific Mercantile Bank Deposit Account, 0.60%, 4/1/2016 (8)	249,500		249,500

Total Bank Obligations	(Cost $748,546)		748,546

Total Investments - 97.5%	(Cost $372,780,110)	(2)	380,772,071

Other Assets less Liabilities - 2.5%			9,779,056

Total Net Assets - 100.0%			390,551,127

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	4,787	45,381
Meeder Balanced Fund	2,515	25,980
Meeder Dynamic Growth Fund	1,720	15,876
Meeder Muirfield Fund	6,766	43,302
Meeder Quantex Fund	4,053	119,199
Meeder Miller/Howard Infrastructure Fund	733	14,096

Total Trustee Deferred Compensation	(Cost $219,914)	263,834

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2016, notional value $34,670,350	338	159,185

Total Futures Contracts	338	159,185

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$380,023,525	$159,185
Level 2 - Other Significant Observable Inputs	748,546	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$380,772,071	$159,185

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $373,142,286 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,852,068
Unrealized depreciation	(4,700,922)
Net unreaized appreciation (depreciation)	$8,151,146

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 91.5%

Consumer Discretionary - 11.8%
Abercrombie & Fitch Co.	2,102	66,297
Amazon.com, Inc. (3)	2,518	1,494,786
Best Buy Co., Inc.	3,833	124,343
Burlington Stores, Inc. (3)	700	39,368
Carnival Corp.	7,881	415,880
Carter's, Inc.	440	46,367
CBS Corp./Old (3)	551	30,355
Children's Place, Inc./The	1,510	126,040
ChoicePoint (3)	1,108	79,599
Coach, Inc.	3,007	120,551
Columbia Sportswear Co.	672	40,380
Comcast Corp.	11,317	691,242
Cooper Tire & Rubber Co.	3,710	137,344
Darden Restaurants, Inc.	1,823	120,865
Dollar General Corp.	1,931	165,294
Dollar Tree, Inc. (3)	654	53,929
DR Horton, Inc.	4,015	121,373
Expedia, Inc.	336	36,228
Ford Motor Co.	21,676	292,626
Francesca's Holdings Corp. (3)	3,438	65,872
General Motors Co.	16,962	533,116
Genesco, Inc. (3)	1,011	73,045
Goodyear Tire & Rubber Co./The	5,008	165,164
Guess?, Inc.	2,433	45,667
Hasbro, Inc.	849	68,005
Helen of Troy, Ltd. (3)	479	49,668
Home Depot, Inc./The	8,430	1,124,815
Kohl's Corp.	3,612	168,355
L Brands, Inc.	874	76,746
Lear Corp.	1,352	150,302
Lowe's Cos., Inc.	6,588	499,041
Macy's, Inc.	678	29,893
Mattel, Inc.	2,793	93,901
McDonald's Corp.	6,573	826,095
Michael Kors Holdings, Ltd. (3)	1,299	73,991
Murphy USA, Inc. (3)	472	29,004
Netflix, Inc. (3)	1,774	181,356
News Corp.	5,658	72,253
NIKE, Inc.	9,342	574,253
NVR, Inc. (3)	44	76,226
O'Reilly Automotive, Inc. (3)	470	128,620
Priceline Group, Inc./The (3)	215	277,126
Ross Stores, Inc.	3,663	212,088
Royal Caribbean Cruises, Ltd.	527	43,293
ServiceMaster Global Holdings, Inc. (3)	1,033	38,923
Skechers U.S.A., Inc. (3)	1,281	39,006
Smith & Wesson Holding Corp. (3)	3,876	103,179
Staples, Inc.	2,931	32,329
Starbucks Corp.	8,865	529,241
Sturm Ruger & Co., Inc.	576	39,387
Target Corp.	4,753	391,077
Time Warner, Inc.	3,772	273,659
TJX Cos., Inc./The	7,320	573,522
Viacom, Inc.	983	40,578
Vista Outdoor, Inc. (3)	747	38,777
Visteon Corp.	693	55,156
Walt Disney Co./The	6,659	661,305
Whirlpool Corp.	327	58,971
Yum! Brands, Inc.	576	47,146

	(Cost $11,938,950)	12,763,018

Consumer Staples - 11.1%
Altria Group, Inc.	14,654	918,220
Archer-Daniels-Midland Co.	2,479	90,012
Cal-Maine Foods, Inc. (5)	1,113	57,776
Casey's General Stores, Inc.	768	87,030
Clorox Co./The	232	29,246
Coca-Cola Co./The	20,025	928,960
Coca-Cola Enterprises, Inc. (3)	4,133	209,708
Colgate-Palmolive Co.	3,308	233,710
Costco Wholesale Corp.	2,158	340,058
CVS Health Corp.	7,081	734,512
Dr. Pepper Snapple Group, Inc.	3,920	350,526
Estee Lauder Cos., Inc./The	1,592	150,142
Hormel Foods Corp.	7,667	331,521
Ingredion, Inc.	971	103,693
Kimberly-Clark Corp.	2,072	278,705
Kraft Heinz Co./The	6,860	538,922
Kroger Co./The	11,183	427,750
Molson Coors Brewing Co.	308	29,623
Mondelez International, Inc.	13,519	542,382
PepsiCo, Inc.	5,469	560,463
Philip Morris International, Inc.	9,006	883,579
Procter & Gamble Co./The	13,674	1,125,507
Reynolds American, Inc.	12,569	632,346
Sanderson Farms, Inc.	331	29,850
Sysco Corp.	1,929	90,142
Tyson Foods, Inc.	5,835	388,961
Walgreens Boots Alliance, Inc.	6,579	554,215
Wal-Mart Stores, Inc.	18,606	1,274,325

	(Cost $11,355,412)	11,921,884

Energy - 5.5%
Antero Resources Corp. (3)(5)	1,658	41,234
Atwood Oceanics, Inc. (5)	4,273	39,183
Cabot Oil & Gas Corp.	1,867	42,400
Chevron Corp.	11,149	1,063,615
Concho Resources, Inc. (3)	1,605	162,169
ConocoPhillips	2,543	102,407
Diamond Offshore Drilling, Inc.	1,345	29,227
EOG Resources, Inc.	1,627	118,088
EQT Corp.	448	30,132
Exxon Mobil Corp.	21,019	1,756,978
Hess Corp.	672	35,381
HollyFrontier Corp.	991	35,002
Kinder Morgan, Inc./DE	6,870	122,698
Marathon Petroleum Corp.	4,862	180,769
Nabors Industries, Ltd.	4,313	39,680
Noble Corp. plc (5)	7,862	81,372
Occidental Petroleum Corp.	1,288	88,138
Parsley Energy, Inc. (3)	2,970	67,122
PBF Energy, Inc.	1,327	44,056
PDC Energy, Inc. (3)	507	30,141
Phillips 66	3,344	289,557
Pioneer Natural Resources Co.	339	47,711
QEP Resources, Inc.	2,214	31,240
Rowan Cos. Plc	11,097	178,662
Schlumberger, Ltd.	6,176	455,480
Teekay Tankers, Ltd.	59,653	218,927
Tesoro Corp.	1,788	153,786
Valero Energy Corp.	5,341	342,572
World Fuel Services Corp.	1,331	64,660

	(Cost $6,138,435)	5,892,387

Financials - 17.0%
Aflac, Inc.	5,454	344,366
Allstate Corp./The	3,049	205,411
American International Group, Inc.	11,749	635,033
American National Insurance Co.	695	80,273
Assured Guaranty, Ltd.	12,246	309,824
Axis Capital Holdings, Ltd.	5,748	318,784
Bank of America Corp.	79,176	1,070,460
Bank of New York Mellon Corp./The	12,369	455,550
Berkshire Hathaway, Inc. (3)	10,762	1,526,913
BlackRock, Inc.	115	39,166

Capital One Financial Corp.	6,933	480,526
CIT Group, Inc.	1,172	36,367
Citigroup, Inc.	25,089	1,047,466
Citizens Financial Group, Inc.	12,688	265,814
CME Group, Inc./IL	1,191	114,396
CNO Financial Group, Inc.	1,941	34,783
CoreSite Realty Corp. (4)	746	52,227
DuPont Fabros Technology, Inc. (4)	729	29,546
Endurance Specialty Holdings, Ltd.	1,751	114,410
Equinix, Inc. (4)	240	79,370
Everest Re Group, Ltd.	1,984	391,701
Fifth Third Bancorp	2,733	45,614
General Growth Properties, Inc. (4)	1,986	59,044
Goldman Sachs Group, Inc./The	1,606	252,110
Hancock Holding Co.	2,500	57,400
Hanover Insurance Group, Inc./The	2,379	214,633
Hartford Financial Services Group, Inc./The	7,867	362,511
Hospitality Properties Trust (4)	2,798	74,315
JPMorgan Chase & Co.	27,115	1,605,750
KeyCorp	27,450	303,048
Lincoln National Corp.	6,013	235,710
Loews Corp.	2,580	98,711
MarketAxess Holdings, Inc.	242	30,209
MBIA, Inc. (3)	3,395	30,046
MetLife, Inc.	13,084	574,911
Morgan Stanley	10,716	268,007
Nasdaq, Inc.	2,416	160,374
Navient Corp.	5,989	71,688
Old Republic International Corp.	8,196	149,823
Piedmont Office Realty Trust, Inc. (4)	1,477	29,998
PNC Financial Services Group, Inc./The	1,761	148,928
Popular, Inc.	14,000	400,540
Prudential Financial, Inc.	8,022	579,349
Public Storage (4)	521	143,707
Regions Financial Corp.	62,570	491,175
Reinsurance Group of America, Inc.	1,862	179,218
RenaissanceRe Holdings, Ltd.	2,590	310,360
Simon Property Group, Inc. (4)	291	60,438
STORE Capital Corp. (3)(4)	1,177	30,461
SunTrust Banks, Inc.	14,771	532,938
Travelers Cos., Inc./The	5,952	694,658
Unum Group	2,458	76,001
US Bancorp	1,422	57,719
Validus Holdings, Ltd.	9,991	471,475
Voya Financial, Inc.	2,137	63,618
Wells Fargo & Co.	26,536	1,283,281
XL Group PLC	14,109	519,211

	(Cost $18,804,792)	18,299,365

Healthcare - 10.6%
Abbott Laboratories	1,740	72,784
AbbVie, Inc.	8,376	478,437
ABIOMED, Inc. (3)	439	41,622
Aetna, Inc.	4,321	485,464
Amgen, Inc.	5,297	794,179
Anthem, Inc.	4,873	677,298
Baxalta, Inc.	1,468	59,307
Baxter International, Inc.	1,156	47,488
Biogen, Inc. (3)	650	169,208
Bio-Rad Laboratories, Inc. (3)	218	29,805
Boston Scientific Corp. (3)	10,682	200,928
Bristol-Myers Squibb Co.	6,856	437,961
Bruker Corp.	2,913	81,564
Cardinal Health, Inc.	3,646	298,790
Celgene Corp. (3)	3,147	314,983
Edwards Lifesciences Corp. (3)	2,564	226,170
Eli Lilly & Co.	4,538	326,781
Emergent BioSolutions, Inc. (3)	872	31,697
Endo International PLC (3)	1,172	32,992
Express Scripts Holding Co. (3)	2,347	161,215
Gilead Sciences, Inc.	8,126	746,454
Henry Schein, Inc. (3)	381	65,772
INC Research Holdings, Inc. (3)	1,159	47,762

Intuitive Surgical, Inc. (3)	169	101,577
Johnson & Johnson	16,162	1,748,728
Mallinckrodt PLC (3)	691	42,344
Medtronic PLC	5,569	417,675
Merck & Co., Inc.	16,735	885,449
Mylan NV (3)	2,371	109,896
Owens & Minor, Inc.	1,115	45,068
Pfizer, Inc.	35,796	1,060,993
PRA Health Sciences, Inc. (3)	827	35,363
Quest Diagnostics, Inc.	2,166	154,761
Thermo Fisher Scientific, Inc.	454	64,282
UnitedHealth Group, Inc.	7,160	922,924

	(Cost $11,602,031)	11,417,721

Industrials - 7.4%
3M Co.	4,003	667,020
Agco Corp.. (3)	1,144	56,857
Alcan Aluminum, Ltd. (3)	960	30,835
American Airlines Group, Inc.	2,612	107,118
AO Smith Corp.	389	29,685
Beacon Roofing Supply, Inc. (3)	1,781	73,039
Boeing Co./The	510	64,739
BWX Technologies, Inc.	6,157	206,629
CH Robinson Worldwide, Inc.	906	67,252
CSX Corp.	1,471	37,878
Danaher Corp.	693	65,738
Delta Air Lines, Inc.	4,822	234,735
Eaton Corp. PLC (3)	2,378	148,768
Emerson Electric Co.	991	53,891
FedEx Corp.	408	66,390
GATX Corp.	838	39,805
General Dynamics Corp.	2,624	344,715
General Electric Co.	45,411	1,443,616
Greenbrier Cos., Inc./The (5)	1,099	30,376
Hawaiian Holdings, Inc. (3)	3,364	158,747
Honeywell International, Inc.	5,371	601,821
Huntington Ingalls Industries, Inc.	893	122,287
Illinois Tool Works, Inc.	718	73,552
Ingersoll-Rand PLC (3)	478	29,641
JetBlue Airways Corp. (3)	4,095	86,486
Lennox International, Inc.	219	29,607
Lockheed Martin Corp.	1,385	306,778
ManpowerGroup, Inc.	936	76,209
Masco Corp.	2,347	73,813
MSC Industrial Direct Co., Inc.	683	52,120
Norfolk Southern Corp.	483	40,210
Northrop Grumman Corp.	1,868	369,677
Orbital ATK, Inc.	436	37,906
Owens Corning	2,315	109,453
Raytheon Co.	2,038	249,920
Republic Services, Inc.	2,025	96,491
Southwest Airlines Co.	5,692	255,002
Spirit AeroSystems Holdings, Inc. (3)	747	33,884
Stanley Black & Decker, Inc.	2,993	314,894
Timken Co./The	2,089	69,961
Toro Co./The	1,192	102,655
Trinity Industries, Inc.	1,925	35,247
Union Pacific Corp.	1,846	146,849
United Continental Holdings, Inc. (3)	6,709	401,601
United Technologies Corp.	2,108	211,011
Watsco, Inc.	493	66,427
Werner Enterprises, Inc.	1,443	39,192

	(Cost $7,499,359)	7,960,527

Information Technology - 19.7%
Accenture PLC	4,587	529,340
Activision Blizzard, Inc.	10,316	349,093
Adobe Systems, Inc. (3)	1,275	119,595
Alphabet, Inc. (3)	3,639	2,776,193
Apple, Inc.	28,597	3,116,778
Applied Materials, Inc.	3,706	78,493
Arrow Electronics, Inc. (3)	4,933	317,735
Avnet, Inc.	8,546	378,588
Brocade Communications Systems, Inc.	4,130	43,695

CA, Inc.	3,023	93,078
CACI International, Inc. (3)	612	65,300
CDW Corp./DE	719	29,839
Cirrus Logic, Inc. (3)	2,624	95,540
Cisco Systems, Inc.	37,131	1,057,120
Citrix Systems, Inc. (3)	2,622	206,037
Cognizant Technology Solutions Corp. (3)	658	41,257
Coherent, Inc. (3)	2,093	192,347
Computer Sciences Corp.	8,472	291,352
Corning, Inc.	12,511	261,355
Cray, Inc. (3)	1,021	42,790
CSG Systems International, Inc.	932	42,089
eBay, Inc. (3)	11,877	283,385
Electronic Arts, Inc. (3)	2,504	165,539
Facebook, Inc. (3)	14,391	1,642,013
First Solar, Inc. (3)	2,357	161,384
Gillette Co. (3)	1,423	38,691
Heartland Payment Systems, Inc.	649	62,674
Hewlett Packard Enterprise Co.	21,913	388,517
HP, Inc.	15,810	194,779
Intel Corp.	33,754	1,091,942
International Business Machines Corp.	5,155	780,725
Intuit, Inc.	327	34,011
j2 Global, Inc.	663	40,828
Jabil Circuit, Inc.	7,819	150,672
Juniper Networks, Inc.	9,501	242,371
Lumentum Holdings, Inc. (3)	2,061	55,585
MasterCard, Inc.	909	85,901
Maxim Integrated Products, Inc.	3,049	112,142
MaxLinear, Inc. (3)	1,901	35,169
Micron Technology, Inc. (3)	3,581	37,493
Microsoft Corp.	42,660	2,356,112
Motorola Solutions, Inc.	783	59,273
Nuance Communications, Inc. (3)	2,504	46,800
NVIDIA Corp.	7,431	264,767
Oracle Corp.	20,881	854,242
PayPal Holdings, Inc. (3)	4,577	176,672
QUALCOMM, Inc.	5,524	282,497
salesforce.com, Inc. (3)	532	39,278
Stamps.com, Inc. (3)	963	102,348
SYNNEX Corp.	410	37,962
Tech Data Corp. (3)	2,206	169,355
Texas Instruments, Inc.	3,782	217,162
Visa, Inc.	8,990	687,555
Western Digital Corp.	743	35,099
Xerox Corp.	7,924	88,432
Xilinx, Inc.	3,473	164,724

	(Cost $19,607,482)	21,313,713

Materials - 1.7%
Avery Dennison Corp.	1,581	114,006
Cabot Corp.	603	29,143
Commercial Metals Co.	8,644	146,689
Domtar Corp.	2,574	104,247
LyondellBasell Industries NV	4,374	374,327
Monsanto Co.	563	49,398
Mosaic Co./The	1,338	36,126
Newmont Mining Corp.	10,951	291,078
Reliance Steel & Aluminum Co.	4,265	295,095
Sherwin-Williams Co./The	585	166,532
Steel Dynamics, Inc.	5,777	130,040
Trinseo SA (3)	812	29,890
US Concrete, Inc. (3)	516	30,743
Vulcan Materials Co.	282	29,771

	(Cost $1,682,059)	1,827,085

Telecommunication Services - 3.3%
AT&T, Inc.	44,981	1,761,906
CenturyLink, Inc.	6,237	199,335
Level 3 Communications, Inc. (3)	574	30,336
Telephone & Data Systems, Inc.	4,974	149,668
Verizon Communications, Inc.	25,809	1,395,751

	(Cost $3,151,118)	3,536,996

Utilities - 3.4%
Ameren Corp.	684	34,268
American Electric Power Co., Inc.	10,044	666,922
American Water Works Co., Inc.	3,240	223,333
Atmos Energy Corp.	1,276	94,756
DTE Energy Co.	441	39,981
Duke Energy Corp.	4,228	341,115
Edison International	410	29,475
Exelon Corp.	5,119	183,567
FirstEnergy Corp.	3,503	126,003
Great Plains Energy, Inc.	2,881	92,912
NextEra Energy, Inc.	4,338	513,359
NiSource, Inc.	13,661	321,853
ONE Gas, Inc.	1,264	77,230
PG&E Corp.	1,470	87,788
PPL Corp.	1,068	40,659
Public Service Enterprise Group, Inc.	10,480	494,027
SCANA Corp.	3,195	224,129
Westar Energy, Inc.	1,120	55,563

	(Cost $3,432,141)	3,646,940

Total Common Stocks	(Cost $95,211,779)	98,579,636

Registered Investment Companies - 2.0%

Technology Select Sector SPDR Fund (10)	48,864	2,167,607

Total Registered Investment Companies	(Cost $2,150,413)	2,167,607

Money Market Registered Investment Companies - 6.5%

Fidelity Institutional Money Market Portfolio, 0.39% (6)	257,632	257,632
Meeder Money Market Fund - Institutional Class, 0.36% (7)	6,796,276	6,796,276

Total Money Market Registered Investment Companies	(Cost $7,053,908)	7,053,908

Bank Obligations - 0.7%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (8)	249,537		249,537
EverBank Money Market Account, 0.61%, 4/1/2016 (8)	249,509		249,509
Pacific Mercantile Bank Deposit Account, 0.60%, 4/1/2016 (8)	249,500		249,500

Total Bank Obligations	(Cost $748,546)		748,546

Total Investments - 100.7%	(Cost $105,164,646)	(2)	108,549,697

Liabilities less Other Assets - (0.7%)			(774,506)

Total Net Assets - 100.0%			107,775,191

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	3,267	30,971
Meeder Balanced Fund	1,691	17,468
Meeder Dynamic Growth Fund	1,173	10,827
Meeder Muirfield Fund	3,621	23,174
Meeder Quantex Fund	1,837	54,026
Meeder Miller/Howard Infrastructure Fund	493	9,480

Total Trustee Deferred Compensation	(Cost $124,939)	145,946

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 Mini Futures expiring June 2016, notional value $7,385,400	72	210,544
Total Futures Contracts	72	210,544

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$107,801,151	$210,544
Level 2 - Other Significant Observable Inputs	748,546	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$108,549,697	$210,544

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $105,852,286 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,713,487
Unrealized depreciation	(2,117,892)
Net unrealized appreciation (depreciation)	$3,595,595

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Dividend Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 93.3%

Consumer Discretionary - 9.5%
Aaron's, Inc.	4,858	121,936
Abercrombie & Fitch Co. (5)	12,148	383,148
Best Buy Co., Inc.	10,567	342,793
Bloomin' Brands, Inc. (3)	1,980	33,403
ClubCorp Holdings, Inc.	1,800	25,272
Coach, Inc.	4,827	193,514
Comcast Corp.	1,044	63,768
Finish Line, Inc./The	274	5,781
General Motors Co.	16,564	520,607
Genuine Parts Co.	4,348	432,017
Goodyear Tire & Rubber Co./The	12,568	414,493
Home Depot, Inc./The	2,886	385,079
L Brands, Inc.	437	38,373
Lear Corp.	705	78,375
Lowe's Cos., Inc.	5,091	385,643
McDonald's Corp.	394	49,518
Staples, Inc.	4,612	50,870
TJX Cos., Inc./The	4,688	367,305

	(Cost $3,579,431)	3,891,895

Consumer Staples - 17.0%
Altria Group, Inc.	7,128	446,640
Archer-Daniels-Midland Co.	10,002	363,173
Bunge, Ltd.	200	11,334
Cal-Maine Foods, Inc. (5)	6,419	333,210
Casey's General Stores, Inc.	1,438	162,954
Coca-Cola Co./The	8,170	379,006
Kimberly-Clark Corp.	3,569	480,066
Kraft Heinz Co./The	4,420	347,235
Kroger Co./The	1,100	42,075
PepsiCo, Inc.	3,518	360,525
Philip Morris International, Inc.	7,751	760,451
Procter & Gamble Co./The	12,457	1,025,336
Reynolds American, Inc.	7,193	361,880
Sysco Corp.	9,898	462,534
Tyson Foods, Inc.	6,843	456,154
Wal-Mart Stores, Inc.	13,967	956,600

	(Cost $6,546,875)	6,949,173

Energy - 5.7%
Chevron Corp.	6,372	607,889
Exxon Mobil Corp.	8,448	706,168
HollyFrontier Corp.	3,079	108,750
PBF Energy, Inc.	1,141	37,881
Tesoro Corp.	4,528	389,453
Valero Energy Corp.	7,269	466,234
Williams Cos., Inc./The (3)	857	13,772

	(Cost $2,480,204)	2,330,147

Financials - 25.2%
American International Group, Inc.	10,726	579,740
American National Insurance Co.	1,771	204,551
Bank of America Corp.	55,681	752,807
BGC Partners, Inc.	4,383	39,666
CIT Group, Inc.	6,093	189,066
Citigroup, Inc.	17,190	717,683
Citizens Financial Group, Inc.	18,594	389,544
CNO Financial Group, Inc.	2,200	39,424
Columbia Property Trust, Inc. (4)	16,100	354,039
Corporate Office Properties Trust (4)	14,931	391,789
East West Bancorp, Inc.	10,139	329,315

GEO Group, Inc./The (4)	1,200	41,604
Hanover Insurance Group, Inc./The	2,467	222,573
Hospitality Properties Trust (4)	2,000	53,120
JPMorgan Chase & Co.	16,641	985,480
Lexington Realty Trust (4)	3,300	28,380
Lincoln National Corp.	10,110	396,312
MetLife, Inc.	11,807	518,800
Navient Corp.	31,808	380,742
Old Republic International Corp.	21,888	400,113
Popular, Inc.	13,760	393,674
Prudential Financial, Inc.	6,464	466,830
Regions Financial Corp.	47,913	376,117
RMR Group, Inc./The	341	8,528
Senior Housing Properties Trust (4)	8,985	160,742
Spirit Realty Capital, Inc. (4)	24,969	280,901
SunTrust Banks, Inc.	7,214	260,281
Travelers Cos., Inc./The	2,911	339,743
Voya Financial, Inc.	12,534	373,137
Wells Fargo & Co.	13,574	656,439

	(Cost $11,261,122)	10,331,140

Healthcare - 8.5%
Eli Lilly & Co.	465	33,485
Johnson & Johnson	11,436	1,237,370
Medtronic PLC	774	58,050
Merck & Co., Inc.	14,825	784,391
PDL BioPharma, Inc.	79,817	265,791
Pfizer, Inc.	30,400	901,056
Quality Systems, Inc.	3,580	54,559
UnitedHealth Group, Inc.	1,225	157,903

	(Cost $3,631,709)	3,492,605

Industrials - 7.6%
3M Co.	2,332	388,581
Delta Air Lines, Inc.	5,927	288,526
Emerson Electric Co.	720	39,154
General Electric Co.	31,084	988,160
Harsco Corp.	3,216	17,527
ManpowerGroup, Inc.	4,970	404,657
Matson, Inc.	4,096	164,536
Quad/Graphics, Inc.	22,765	294,579
Terex Corp.	19,117	475,631
United Technologies Corp.	401	40,140

	(Cost $2,936,617)	3,101,491

Information Technology - 13.9%
Activision Blizzard, Inc.	13,365	452,272
Apple, Inc.	407	44,359
Avnet, Inc.	4,785	211,976
Cisco Systems, Inc.	28,130	800,861
Computer Sciences Corp.	12,412	426,849
HP, Inc.	10,969	135,138
Intel Corp.	7,312	236,543
International Business Machines Corp.	2,410	364,995
Maxim Integrated Products, Inc.	11,254	413,922
Microsoft Corp.	19,697	1,087,865
NVIDIA Corp.	1,066	37,982
Oracle Corp.	2,746	112,339
Symantec Corp.	20,916	384,436
Texas Instruments, Inc.	4,961	284,861
Xerox Corp.	29,499	329,209
Xilinx, Inc.	8,448	400,689

	(Cost $5,478,638)	5,724,296

Materials - 0.1%
Newmont Mining Corp.	1,453	38,621

	(Cost $38,291)	38,621

Telecommunication Services - 4.7%
AT&T, Inc.	27,727	1,086,067
Frontier Communications Corp. (5)	52,015	290,764
Telephone & Data Systems, Inc.	8,653	260,369
Verizon Communications, Inc.	5,184	280,351

	(Cost $1,682,878)	1,917,551

Utilities - 1.1%
PG&E Corp.	7,429	443,660

	(Cost $401,220)	443,660

Total Common Stocks	(Cost $38,036,985)	38,220,579

Money Market Registered Investment Companies - 6.8%

Fidelity Institutional Money Market Portfolio, 0.39% (6)	990,573	990,573
Meeder Money Market Fund - Institutional Class, 0.36% (7)	1,799,532	1,799,532

Total Money Market Registered Investment Companies	(Cost $2,790,105)	2,790,105

Bank Obligations - 0.6%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (8)	249,537		249,537

Total Bank Obligations	(Cost $249,537)		249,537

Total Investments - 100.7%	(Cost $41,076,627)	(2)	41,260,221

Liabilities less Other Assets - (0.7%)			(285,138)

Total Net Assets - 100.0%			40,975,083

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	33	313
Meeder Balanced Fund	20	207
Meeder Dynamic Growth Fund	12	111
Meeder Muirfield Fund	32	205
Meeder Quantex Fund	10	294
Meeder Miller/Howard Infrastructure Fund	6	115

Total Trustee Deferred Compensation	(Cost $1,271)	1,245

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2016, notional value $2,461,800	24	66,178

Total Futures Contracts	24	66,178

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$41,010,684	$66,178
Level 2 - Other Significant Observable Inputs	249,537	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,260,221	$66,178

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $41,224,529 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,310,175
Unrealized depreciation	(2,060,403)
Net unrealized appreciation (depreciation)	$249,772

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Dividend Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 80.0%

Consumer Discretionary - 11.1%
Aaron's, Inc.	687	17,244
Abercrombie & Fitch Co.	2,183	68,852
Amazon.com, Inc. (3)	1,225	727,209
Ascena Retail Group, Inc. (3)	12,924	142,939
Best Buy Co., Inc.	6,064	196,716
Carnival Corp.	5,759	303,902
Children's Place, Inc./The	1,596	133,218
Coach, Inc.	1,088	43,618
Columbia Sportswear Co.	396	23,796
Comcast Corp.	4,178	255,192
Cooper Tire & Rubber Co.	3,173	117,464
Dollar General Corp.	2,364	202,358
Ford Motor Co.	31,702	427,977
Francesca's Holdings Corp. (3)	1,711	32,783
General Motors Co.	14,194	446,117
Genesco, Inc. (3)	937	67,698
Goodyear Tire & Rubber Co./The	7,532	248,405
Guess?, Inc.	1,226	23,012
Helen of Troy, Ltd. (3)	288	29,863
Home Depot, Inc./The	6,145	819,927
Lear Corp.	2,194	243,907
Lowe's Cos., Inc.	6,415	485,936
Mattel, Inc.	1,113	37,419
McDonald's Corp.	5,208	654,541
Michael Kors Holdings, Ltd. (3)	398	22,670
Murphy USA, Inc. (3)	648	39,820
Netflix, Inc. (3)	651	66,552
News Corp.	4,913	62,739
NIKE, Inc.	4,544	279,320
O'Reilly Automotive, Inc. (3)	678	185,541
Priceline Group, Inc./The (3)	63	81,204
Ross Stores, Inc.	5,595	323,951
ServiceMaster Global Holdings, Inc. (3)	2,268	85,458
Skechers U.S.A., Inc. (3)	1,011	30,785
Smith & Wesson Holding Corp. (3)	4,197	111,724
Sturm Ruger & Co., Inc. (4)	376	25,711
Target Corp.	5,127	421,850
Time Warner Cable, Inc.	983	201,141
Time Warner, Inc.	901	65,368
Walt Disney Co./The	665	66,041

	(Cost $7,288,916)	7,819,968

Consumer Staples - 10.4%
Altria Group, Inc.	10,113	633,681
Archer-Daniels-Midland Co.	751	27,269
Cal-Maine Foods, Inc. (4)	1,327	68,885
Casey's General Stores, Inc.	1,209	137,004
Coca-Cola Co./The	7,409	343,704
Costco Wholesale Corp.	208	32,777
CVS Health Corp.	4,324	448,529
Dr. Pepper Snapple Group, Inc.	3,048	272,552
Estee Lauder Cos., Inc./The	1,306	123,169
Hormel Foods Corp.	5,740	248,198
Ingredion, Inc.	1,010	107,858
Kraft Heinz Co./The	2,585	203,078
Kroger Co./The	9,073	347,042
Mondelez International, Inc.	11,117	446,014
PepsiCo, Inc.	2,400	245,952
Philip Morris International, Inc.	5,359	525,771
Procter & Gamble Co./The	11,103	913,888
Reynolds American, Inc.	9,502	478,046
Rite Aid Corp. (3)	40,157	327,280
Sysco Corp.	682	31,870
Tyson Foods, Inc.	5,198	346,499
Walgreens Boots Alliance, Inc.	2,309	194,510
Wal-Mart Stores, Inc.	12,248	838,866

	(Cost $7,150,635)	7,342,442

Energy - 4.4%
Antero Resources Corp. (3)(4)	1,272	31,635
Chevron Corp.	8,021	765,203
Exxon Mobil Corp.	14,407	1,204,281
Marathon Petroleum Corp.	1,989	73,951
Noble Corp. plc	3,892	40,282
Nordic American Tankers, Ltd. (4)	2,935	41,354
Phillips 66	985	85,291
Rowan Cos. Plc	4,733	76,201
Schlumberger, Ltd.	3,207	236,516
Teekay Tankers, Ltd.	27,985	102,705
Tesoro Corp.	752	64,680
Valero Energy Corp.	6,103	391,446
World Fuel Services Corp.	471	22,881

	(Cost $3,043,546)	3,136,426

Financials - 16.0%
Aflac, Inc.	441	27,845
Allstate Corp./The	2,896	195,104
American International Group, Inc.	9,452	510,881
Assured Guaranty, Ltd.	11,768	297,730
Axis Capital Holdings, Ltd.	5,630	312,240
Bank of America Corp.	52,709	712,626
Bank of New York Mellon Corp./The	9,373	345,208
Berkshire Hathaway, Inc. (3)	5,823	826,167
Capital One Financial Corp.	3,784	262,269
CIT Group, Inc.	1,009	31,309
Citigroup, Inc.	15,736	656,978
Citizens Financial Group, Inc.	9,217	193,096
CNO Financial Group, Inc.	1,212	21,719
Endurance Specialty Holdings, Ltd.	737	48,156
Everest Re Group, Ltd.	1,581	312,137
Fifth Third Bancorp	1,658	27,672
Goldman Sachs Group, Inc./The	1,303	204,545
Hanover Insurance Group, Inc./The	3,265	294,568
JPMorgan Chase & Co.	15,814	936,505
KeyCorp	23,944	264,342
Lincoln National Corp.	6,415	251,468
Loews Corp.	4,050	154,953
MetLife, Inc.	8,260	362,944
Nasdaq, Inc.	2,095	139,066
Navient Corp.	2,652	31,744
Old Republic International Corp.	16,934	309,554
PNC Financial Services Group, Inc./The	2,008	169,817
Popular, Inc.	10,944	313,108
Prudential Financial, Inc.	5,473	395,260
Regions Financial Corp.	33,629	263,988
Reinsurance Group of America, Inc.	893	85,951
RenaissanceRe Holdings, Ltd.	2,195	263,027
SunTrust Banks, Inc.	8,260	298,021
Travelers Cos., Inc./The	3,568	416,421
US Bancorp	3,994	162,116
Validus Holdings, Ltd.	6,646	313,625
Wells Fargo & Co.	13,283	642,366
XL Group PLC	7,427	273,314

	(Cost $11,932,562)	11,327,840

Healthcare - 7.8%
AbbVie, Inc.	3,621	206,832
ABIOMED, Inc. (3)	447	42,380
Aetna, Inc.	2,277	255,821
Amgen, Inc.	3,636	545,145
Baxter International, Inc.	692	28,427
Bristol-Myers Squibb Co.	2,223	142,005
Bruker Corp.	1,331	37,268
Cardinal Health, Inc.	1,508	123,581
Celgene Corp. (3)	536	53,648
Centene Corp. (3)	5,114	314,869
Cigna Corp.	2,287	313,868
Edwards Lifesciences Corp. (3)	3,049	268,952

Eli Lilly & Co.	2,216	159,574
Exelixis, Inc. (3)(4)	5,250	21,000
Gilead Sciences, Inc.	4,075	374,330
Johnson & Johnson	10,037	1,086,003
Mallinckrodt PLC (3)	284	17,404
Merck & Co., Inc.	7,980	422,222
Pfizer, Inc.	16,799	497,922
PRA Health Sciences, Inc. (3)	403	17,232
UnitedHealth Group, Inc.	4,695	605,186

	(Cost $5,249,168)	5,533,669

Industrials - 5.4%
3M Co.	503	83,815
Agco Corp. (3)	426	21,172
Beacon Roofing Supply, Inc. (3)	669	27,436
BWX Technologies, Inc.	5,171	173,539
CH Robinson Worldwide, Inc.	327	24,273
Delta Air Lines, Inc.	7,609	370,406
Expeditors International of Washington, Inc.	2,223	108,505
General Dynamics Corp.	1,125	147,791
General Electric Co.	38,163	1,213,202
Hawaiian Holdings, Inc. (3)	3,895	183,805
Honeywell International, Inc.	1,147	128,521
Huntington Ingalls Industries, Inc.	901	123,383
JetBlue Airways Corp. (3)	4,367	92,231
ManpowerGroup, Inc.	3,010	245,074
Northrop Grumman Corp.	455	90,045
Orbital ATK, Inc.	280	24,343
Owens Corning	4,832	228,457
Raytheon Co.	545	66,833
Southwest Airlines Co.	2,353	105,414
Spirit AeroSystems Holdings, Inc. (3)	549	24,903
Stanley Black & Decker, Inc.	220	23,146
Trinity Industries, Inc.	2,843	52,055
United Continental Holdings, Inc. (3)	4,232	253,328

	(Cost $3,588,367)	3,811,677

Information Technology - 17.0%
Accenture PLC	483	55,738
Activision Blizzard, Inc.	6,965	235,696
Alphabet, Inc. (3)	2,175	1,659,308
Apple, Inc.	15,273	1,664,599
Arrow Electronics, Inc. (3)	4,868	313,548
Avnet, Inc.	7,103	314,663
Broadridge Financial Solutions, Inc.	1,632	96,794
Brocade Communications Systems, Inc.	3,300	34,914
CACI International, Inc. (3)	808	86,214
Cirrus Logic, Inc. (3)	1,371	49,918
Cisco Systems, Inc.	25,297	720,206
Coherent, Inc. (3)	2,061	189,406
Computer Sciences Corp.	9,108	313,224
Corning, Inc.	10,727	224,087
Cray, Inc. (3)	1,359	56,956
CSG Systems International, Inc.	606	27,367
eBay, Inc. (3)	8,555	204,122
Electronic Arts, Inc. (3)	357	23,601
Facebook, Inc. (3)	7,689	877,315
Fairchild Semiconductor International, Inc. (3)	15,847	316,940
First Solar, Inc. (3)	2,261	154,811
Hewlett Packard Enterprise Co.	19,211	340,611
HP, Inc.	2,453	30,221
Intel Corp.	23,656	765,272
International Business Machines Corp.	1,559	236,111
Jabil Circuit, Inc.	6,592	127,028
Juniper Networks, Inc.	6,818	173,927
Lumentum Holdings, Inc. (3)	3,173	85,576
Marvell Technology Group, Ltd.	3,394	34,992
Maxim Integrated Products, Inc.	1,113	40,936
MaxLinear, Inc. (3)	1,766	32,671
Microsoft Corp.	28,843	1,592,999
NVIDIA Corp.	5,101	181,749
Oracle Corp.	4,428	181,149
PayPal Holdings, Inc. (3)	1,334	51,492
QUALCOMM, Inc.	1,221	62,442
Stamps.com, Inc. (3)	704	74,821
Tech Data Corp. (3)	3,051	234,225
Visa, Inc.	1,511	115,561
Xerox Corp.	1,591	17,756

	(Cost $11,799,699)	11,998,966

Materials - 1.5%
Commercial Metals Co.	3,371	57,206
Domtar Corp.	6,267	253,814
Dow Chemical Co./The	190	9,663
LyondellBasell Industries NV	1,203	102,953
Newmont Mining Corp.	9,877	262,531
Reliance Steel & Aluminum Co.	4,028	278,697
Sherwin-Williams Co./The	219	62,343

	(Cost $961,938)	1,027,207

Telecommunication Services - 3.2%
AT&T, Inc.	26,179	1,025,431
CenturyLink, Inc.	7,842	250,630
Telephone & Data Systems, Inc.	5,151	154,994
Verizon Communications, Inc.	15,744	851,436

	(Cost $2,088,569)	2,282,491
Utilities - 3.2%
American Electric Power Co., Inc.	5,173	343,487
Aqua America, Inc.	790	25,138
Consolidated Edison, Inc.	339	25,974
Exelon Corp.	3,766	135,049
FirstEnergy Corp.	4,066	146,254
Great Plains Energy, Inc.	5,708	184,083
NiSource, Inc.	14,180	334,081
ONE Gas, Inc.	1,500	91,650
PG&E Corp.	433	25,859
Pinnacle West Capital Corp.	3,500	262,745
PNM Resources, Inc.	3,686	124,292
Public Service Enterprise Group, Inc.	7,123	335,778
SCANA Corp.	941	66,011
Westar Energy, Inc.	1,384	68,660
WGL Holdings, Inc.	423	30,613
Xcel Energy, Inc.	616	25,761

	(Cost $2,066,326)	2,225,435

Total Common Stocks	(Cost $55,169,726)	56,506,121

Registered Investment Companies - 5.1%

iShares Russell 2000 Value Index Fund (4)(9)	15,311	1,426,678
Technology Select Sector SPDR Fund (9)	48,501	2,151,505

Total Registered Investment Companies	(Cost $3,545,447)	3,578,183

Money Market Registered Investment Companies - 14.4%

Fidelity Institutional Money Market Portfolio, 0.39% (5)	1,619,646	1,619,646
Meeder Money Market Fund - Institutional Class, 0.36% (6)	8,552,914	8,552,914

Total Money Market Registered Investment Companies	(Cost $10,172,560)	10,172,560

Bank Obligations - 1.1%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (7)	249,537		249,537
EverBank Money Market Account, 0.61%, 4/1/2016 (7)	249,509		249,509
Pacific Mercantile Bank Deposit Account, 0.60%, 4/1/2016 (7)	249,500		249,500

Total Bank Obligations	(Cost $748,546)		748,546

Total Investments - 100.6%	(Cost $69,636,279)	(2)	71,005,410

Liabilities less Other Assets - (0.6%)			(412,682)

Total Net Assets - 100.0%			70,592,728

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,824	17,292
Meeder Balanced Fund	963	9,948
Meeder Dynamic Growth Fund	651	6,009
Meeder Muirfield Fund	2,172	13,901
Meeder Quantex Fund	1,151	33,851
Meeder Miller/Howard Infrastructure Fund	277	5,327

Total Trustee Deferred Compensation	(Cost $74,630)	86,328

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2016, notional value $5,231,325	51	61,191
Russell 2000 Mini Index Futures expiring June 2016, notional value $4,327,440	39	66,790
E-mini Standard & Poors MidCap 400 Futures expiring June 2016, notional value $1,441,200	10	15,141

Total Futures Contracts	100	143,122

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$70,256,864	$143,122
Level 2 - Other Significant Observable Inputs	748,546	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$71,005,410	$143,122

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $69,982,579 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,132,287
Unrealized depreciation	(1,620,034)
Net unrealized appreciation (depreciation)	$1,512,253

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 51.9%

Consumer Discretionary - 6.9%
Abercrombie & Fitch Co. (5)	2,908	91,718
Advance Auto Parts, Inc.	226	36,237
Amazon.com, Inc. (3)	3,666	2,176,284
AutoZone, Inc. (3)	140	111,537
Best Buy Co., Inc.	5,466	177,317
Big Lots, Inc.	812	36,775
Burlington Stores, Inc. (3)	663	37,287
Carnival Corp.	8,502	448,651
Carter's, Inc.	652	68,708
CBS Corp./Old (3)	3,316	182,678
Chico's FAS, Inc.	2,860	37,952
Children's Place, Inc./The	851	71,033
ChoicePoint (3)	1,118	80,317
Coach, Inc.	4,478	179,523
Columbia Sportswear Co.	898	53,961
Comcast Corp.	19,182	1,171,637
Cooper Tire & Rubber Co.	2,778	102,842
Darden Restaurants, Inc.	1,945	128,954
Delphi Automotive PLC	801	60,091
Dollar General Corp.	3,232	276,659
Dollar Tree, Inc. (3)	1,382	113,960
Domino's Pizza, Inc.	340	44,832
DR Horton, Inc.	10,062	304,174
Expedia, Inc.	708	76,337
Express, Inc. (3)	2,659	56,929
Ford Motor Co.	41,891	565,529
Francesca's Holdings Corp. (3)	3,856	73,881
GameStop Corp.	1,170	37,124
Garmin, Ltd.	1,577	63,017
General Motors Co.	24,497	769,941
Genesco, Inc. (3)	1,322	95,515
Genuine Parts Co.	918	91,212
Goodyear Tire & Rubber Co./The	7,769	256,222
Guess?, Inc.	3,287	61,697
Hasbro, Inc.	1,410	112,941
Helen of Troy, Ltd. (3)	630	65,325
Home Depot, Inc./The	11,271	1,503,890
Interpublic Group of Cos., Inc./The	1,636	37,546
Kohl's Corp.	2,576	120,067
L Brands, Inc.	1,518	133,296
Lear Corp.	1,412	156,972
Lowe's Cos., Inc.	8,492	643,269
Macy's, Inc.	2,143	94,485
Mattel, Inc.	4,145	139,355
McDonald's Corp.	8,048	1,011,473
Michael Kors Holdings, Ltd. (3)	2,070	117,907
Mohawk Industries, Inc. (3)	508	96,977
Murphy USA, Inc. (3)	588	36,133
Netflix, Inc. (3)	3,059	312,722
News Corp.	10,137	129,449
NIKE, Inc.	14,935	918,054
NVR, Inc. (3)	47	81,423
Omnicom Group, Inc.	445	37,037
O'Reilly Automotive, Inc. (3)	839	229,601
Priceline Group, Inc./The (3)	384	494,961
PVH Corp.	377	37,346
Ross Stores, Inc.	5,667	328,119
Royal Caribbean Cruises, Ltd.	1,320	108,438
ServiceMaster Global Holdings, Inc. (3)	1,006	37,906
Skechers U.S.A., Inc. (3)	1,763	53,683
Smith & Wesson Holding Corp. (3)	2,946	78,423
Staples, Inc.	6,901	76,118
Starbucks Corp.	10,694	638,432
Sturm Ruger & Co., Inc. (5)	670	45,815
Target Corp.	7,668	630,923
Time Warner, Inc.	6,376	462,579
TJX Cos., Inc./The	6,770	530,430
Tractor Supply Co.	491	44,416
Twenty-First Century Fox, Inc.	9,054	252,426
Urban Outfitters, Inc. (3)	1,361	45,035

VF Corp.	1,820	117,863
Viacom, Inc.	2,367	97,710
Vista Outdoor, Inc. (3)	1,124	58,347
Walt Disney Co./The	10,287	1,021,602
Whirlpool Corp.	814	146,797
Yum! Brands, Inc.	2,797	228,934

	(Cost $19,032,287)	19,654,756

Consumer Staples - 5.8%
Altria Group, Inc.	18,791	1,177,444
Archer-Daniels-Midland Co.	6,071	220,438
Cal-Maine Foods, Inc. (5)	766	39,763
Campbell Soup Co.	1,928	122,987
Casey's General Stores, Inc.	337	38,189
Clorox Co./The	1,382	174,215
Coca-Cola Co./The	30,758	1,426,864
Colgate-Palmolive Co.	997	70,438
Constellation Brands, Inc.	728	109,994
Costco Wholesale Corp.	3,054	481,249
Coty, Inc. (5)	5,484	152,620
CVS Health Corp.	9,145	948,611
Dr. Pepper Snapple Group, Inc.	3,124	279,348
Estee Lauder Cos., Inc./The	3,299	311,129
Hormel Foods Corp.	7,428	321,187
Ingredion, Inc.	1,390	148,438
JM Smucker Co./The	1,010	131,138
Kellogg Co.	560	42,868
Kimberly-Clark Corp.	2,674	359,680
Kraft Heinz Co./The	9,189	721,888
Kroger Co./The	11,949	457,049
McCormick & Co., Inc./MD	627	62,374
Molson Coors Brewing Co.	1,519	146,097
Mondelez International, Inc.	16,084	645,290
Monster Beverage Corp. (3)	329	43,882
PepsiCo, Inc.	10,112	1,036,278
Philip Morris International, Inc.	11,920	1,169,471
Procter & Gamble Co./The	21,134	1,739,540
Reynolds American, Inc.	14,211	714,955
Rite Aid Corp. (3)	2,407	19,617
Sanderson Farms, Inc.	505	45,541
Sysco Corp.	5,283	246,875
Tyson Foods, Inc.	5,788	385,828
Walgreens Boots Alliance, Inc.	8,697	732,635
Wal-Mart Stores, Inc.	26,251	1,797,931

	(Cost $15,740,864)	16,521,851

Energy - 3.2%
Anadarko Petroleum Corp.	797	37,116
Antero Resources Corp. (3)(5)	1,456	36,211
Atwood Oceanics, Inc. (5)	6,463	59,266
Cabot Oil & Gas Corp.	3,580	81,302
Chevron Corp.	16,072	1,533,269
ConocoPhillips	7,056	284,145
Diamond Offshore Drilling, Inc. (5)	2,730	59,323
Dril-Quip, Inc. (3)	473	28,645
EOG Resources, Inc.	3,785	274,715
EQT Corp.	747	50,243
Exxon Mobil Corp.	32,838	2,744,928
Helmerich & Payne, Inc. (5)	1,693	99,413
Hess Corp.	1,971	103,773
HollyFrontier Corp.	1,836	64,848
Kinder Morgan, Inc./DE	13,591	242,735
Marathon Petroleum Corp.	6,409	238,287
Nabors Industries, Ltd.	6,528	60,058
National Oilwell Varco, Inc. (3)	2,115	65,777
Noble Corp. plc (5)	8,273	85,626
Noble Energy, Inc.	1,866	58,611
Occidental Petroleum Corp.	3,750	256,613
Parsley Energy, Inc. (3)	2,674	60,432
Patterson-UTI Energy, Inc.	3,252	57,300

PBF Energy, Inc.	1,505	49,966
PDC Energy, Inc. (3)	622	36,978
Phillips 66	5,080	439,877
Pioneer Natural Resources Co.	958	134,829
Rowan Cos. Plc	9,327	150,165
Schlumberger, Ltd.	10,548	777,915
Scorpio Tankers, Inc.	9,426	54,954
Spectra Energy Corp.	1,982	60,649
Tesoro Corp.	1,987	170,902
Valero Energy Corp.	7,062	452,957
World Fuel Services Corp.	1,927	93,614

	(Cost $8,781,006)	9,005,442

Financials - 9.1%
Aflac, Inc.	3,408	215,181
Allstate Corp./The	6,378	429,686
American Express Co.	907	55,690
American International Group, Inc.	17,927	968,954
American National Insurance Co.	890	102,795
American Tower Corp. (4)	762	78,006
Assured Guaranty, Ltd.	14,451	365,610
Axis Capital Holdings, Ltd.	6,618	367,034
Bank of America Corp.	108,090	1,461,377
Bank of New York Mellon Corp./The	15,932	586,776
Berkshire Hathaway, Inc. (3)	17,493	2,481,907
BlackRock, Inc.	542	184,589
Brixmor Property Group, Inc. (4)	1,451	37,175
Capital One Financial Corp.	8,775	608,195
Chubb, Ltd.	1,909	227,457
Cincinnati Financial Corp.	953	62,288
CIT Group, Inc.	2,264	70,252
Citigroup, Inc.	32,039	1,337,628
Citizens Financial Group, Inc.	6,330	132,614
CME Group, Inc./IL	2,556	245,504
CNO Financial Group, Inc.	3,034	54,369
CoreSite Realty Corp. (4)	924	64,689
Corporate Office Properties Trust (4)	2,422	63,553
Crown Castle International Corp. (4)	1,312	113,488
DuPont Fabros Technology, Inc. (4)	1,093	44,299
E*TRADE Financial Corp. (3)	1,795	43,960
Endurance Specialty Holdings, Ltd.	3,200	209,088
Equinix, Inc. (4)	469	155,103
Everest Re Group, Ltd.	2,139	422,303
Fifth Third Bancorp	6,716	112,090
General Growth Properties, Inc. (4)	6,712	199,548
Goldman Sachs Group, Inc./The	3,947	619,600
Hanover Insurance Group, Inc./The	3,271	295,110
Hartford Financial Services Group, Inc./The	5,499	253,394
Hospitality Properties Trust (4)	4,136	109,852
Host Hotels & Resorts, Inc. (4)	2,240	37,408
Intercontinental Exchange, Inc.	410	96,407
JPMorgan Chase & Co.	37,475	2,219,270
KeyCorp	8,228	90,837
Kimco Realty Corp. (4)	3,455	99,435
Lamar Advertising Co. (4)	606	37,269
Lincoln National Corp.	7,919	310,425
Loews Corp.	4,701	179,860
MarketAxess Holdings, Inc.	298	37,199
MBIA, Inc. (3)	5,087	45,020
McGraw Hill Financial, Inc.	606	59,982
MetLife, Inc.	13,145	577,591
Morgan Stanley	24,240	606,242
Nasdaq, Inc.	3,200	212,416
Navient Corp.	10,745	128,618
Old Republic International Corp.	14,878	271,970
Piedmont Office Realty Trust, Inc. (4)	10,281	208,807
PNC Financial Services Group, Inc./The	5,993	506,828
Popular, Inc.	10,503	300,491
Progressive Corp./The	2,672	93,894
Prologis, Inc. (4)	1,304	57,611
Prudential Financial, Inc.	12,369	893,289
Public Storage (4)	1,245	343,408
Regions Financial Corp.	21,772	170,910

Reinsurance Group of America, Inc.	2,835	272,869
RenaissanceRe Holdings, Ltd.	2,129	255,118
Senior Housing Properties Trust (4)	2,073	37,086
Simon Property Group, Inc. (4)	1,288	267,505
Spirit Realty Capital, Inc. (4)	6,092	68,535
STORE Capital Corp. (3)(4)	2,529	65,451
SunTrust Banks, Inc.	12,805	462,004
Travelers Cos., Inc./The	7,020	819,304
Unum Group	5,362	165,793
US Bancorp	7,602	308,565
Validus Holdings, Ltd.	11,728	553,444
Ventas, Inc. (4)	1,184	74,545
Voya Financial, Inc.	1,326	39,475
Wells Fargo & Co.	36,161	1,748,746
XL Group PLC	9,437	347,282

	(Cost $26,800,327)	25,850,073

Healthcare - 6.5%
Abbott Laboratories	8,681	363,126
AbbVie, Inc.	12,083	690,181
ABIOMED, Inc. (3)	396	37,545
Aetna, Inc.	7,008	787,349
Alexion Pharmaceuticals, Inc. (3)	278	38,703
Amgen, Inc.	6,253	937,512
Anthem, Inc.	5,055	702,594
Baxalta, Inc.	24,527	990,891
Baxter International, Inc.	6,009	246,850
Becton Dickinson and Co.	554	84,108
Biogen, Inc. (3)	1,235	321,495
Bio-Rad Laboratories, Inc. (3)	269	36,778
Boston Scientific Corp. (3)	4,052	76,218
Bristol-Myers Squibb Co.	11,642	743,691
Bruker Corp.	2,785	77,980
Cardinal Health, Inc.	2,400	196,680
Celgene Corp. (3)	5,071	507,556
Centene Corp. (3)	2,570	158,235
Cigna Corp.	4,325	593,563
CR Bard, Inc.	220	44,587
DENTSPLY SIRONA, Inc. (3)	1,189	73,278
Edwards Lifesciences Corp. (3)	3,297	290,828
Eli Lilly & Co.	8,962	645,354
Emergent BioSolutions, Inc. (3)	1,739	63,213
Endo International PLC (3)	1,273	35,835
Express Scripts Holding Co. (3)	3,126	214,725
Gilead Sciences, Inc.	11,211	1,029,842
HCA Holdings, Inc. (3)	1,506	117,543
Henry Schein, Inc. (3)	810	139,830
Intuitive Surgical, Inc. (3)	316	189,932
Johnson & Johnson	22,454	2,429,523
Mallinckrodt PLC (3)	1,152	70,595
McKesson Corp.	931	146,400
Medtronic PLC	10,393	779,475
Merck & Co., Inc.	22,931	1,213,279
Mylan NV (3)	2,804	129,965
Owens & Minor, Inc.	1,851	74,817
Pfizer, Inc.	50,161	1,486,772
PRA Health Sciences, Inc. (3)	879	37,586
Quest Diagnostics, Inc.	2,121	151,545
Regeneron Pharmaceuticals, Inc. (3)	125	45,055
Stryker Corp.	1,934	207,499
Thermo Fisher Scientific, Inc.	2,175	307,958
UnitedHealth Group, Inc.	7,120	917,768
Universal Health Services, Inc.	386	48,142

	(Cost $18,251,677)	18,482,401

Industrials - 4.8%
3M Co.	5,238	872,808
Agco Corp. (3)	1,854	92,144
Alcan Aluminum, Ltd. (3)	2,253	72,366
American Airlines Group, Inc.	2,380	97,604
AO Smith Corp.	777	59,293
Beacon Roofing Supply, Inc. (3)	1,041	42,691
Boeing Co./The	2,528	320,904
BWX Technologies, Inc.	3,452	115,849

Caterpillar, Inc.	1,800	137,772
CH Robinson Worldwide, Inc.	1,923	142,744
CSX Corp.	5,724	147,393
Cummins, Inc.	888	97,627
Curtiss-Wright Corp.	594	44,948
Danaher Corp.	4,335	411,218
Deere & Co.	723	55,664
Delta Air Lines, Inc.	9,867	480,326
Dover Corp.	2,255	145,064
Eaton Corp. PLC (3)	4,491	280,957
Emerson Electric Co.	4,772	259,501
Expeditors International of Washington, Inc.	756	36,900
FedEx Corp.	1,724	280,529
Fluor Corp.	1,683	90,377
General Dynamics Corp.	2,248	295,320
General Electric Co.	82,879	2,634,723
Hawaiian Holdings, Inc. (3)	2,462	116,182
Honeywell International, Inc.	5,091	570,447
Huntington Ingalls Industries, Inc.	730	99,966
Illinois Tool Works, Inc.	2,856	292,569
Ingersoll-Rand PLC (3)	2,323	144,049
Jacobs Engineering Group, Inc. (3)	1,600	69,680
JetBlue Airways Corp. (3)	2,180	46,042
L-3 Communications Holdings, Inc.	439	52,022
Lennox International, Inc.	336	45,424
Lockheed Martin Corp.	1,388	307,442
ManpowerGroup, Inc.	2,060	167,725
Masco Corp.	4,111	129,291
MSC Industrial Direct Co., Inc.	1,035	78,981
Norfolk Southern Corp.	1,824	151,848
Northrop Grumman Corp.	2,579	510,384
Orbital ATK, Inc. (3)	436	37,906
Owens Corning	2,668	126,143
PACCAR, Inc.	1,535	83,949
Quanta Services, Inc. (3)	1,967	44,376
Raytheon Co.	3,278	401,981
Republic Services, Inc.	4,974	237,011
Rockwell Automation, Inc.	327	37,196
Roper Technologies, Inc.	202	36,920
Snap-on, Inc.	308	48,353
Southwest Airlines Co.	5,513	246,982
Spirit AeroSystems Holdings, Inc. (3)	1,542	69,945
Stanley Black & Decker, Inc.	2,020	212,524
Textron, Inc.	1,020	37,189
Toro Co./The	1,786	153,810
Trinity Industries, Inc.	1,984	36,327
Union Pacific Corp.	5,305	422,013
United Continental Holdings, Inc. (3)	6,462	386,815
United Parcel Service, Inc.	3,212	338,770
United Technologies Corp.	5,728	573,373
Waste Management, Inc.	708	41,772
Watsco, Inc.	793	106,849
Werner Enterprises, Inc.	2,174	59,046
Xylem, Inc./NY	1,110	45,399

	(Cost $13,252,211)	13,781,423

Information Technology - 10.9%
Accenture PLC	5,535	638,739
Activision Blizzard, Inc.	10,017	338,975
Adobe Systems, Inc. (3)	3,322	311,604
Alphabet, Inc. (3)	5,260	4,012,854
Analog Devices, Inc.	658	38,947
Apple, Inc.	42,873	4,672,721
Applied Materials, Inc.	9,934	210,402
Arrow Electronics, Inc. (3)	4,208	271,037
Autodesk, Inc. (3)	633	36,910
Avnet, Inc.	14,213	629,636
Brocade Communications Systems, Inc.	11,381	120,411
CA, Inc.	6,213	191,298
CACI International, Inc. (3)	889	94,856
Cadence Design Systems, Inc. (3)	1,563	36,856
Cirrus Logic, Inc. (3)	1,843	67,104
Cisco Systems, Inc.	45,641	1,299,399
Citrix Systems, Inc. (3)	1,793	140,894
Cognizant Technology Solutions Corp. (3)	3,573	224,027

Coherent, Inc. (3)	1,472	135,277
Computer Sciences Corp.	7,252	249,396
Corning, Inc.	17,968	375,352
Cray, Inc. (3)	1,123	47,065
CSG Systems International, Inc.	1,437	64,895
eBay, Inc. (3)	12,701	303,046
Electronic Arts, Inc. (3)	2,873	189,934
Facebook, Inc. (3)	22,391	2,554,813
Fair Isaac Corp.	350	37,132
First Solar, Inc. (3)	2,295	157,139
Fiserv, Inc. (3)	938	96,220
FLIR Systems, Inc.	1,319	43,461
Gillette Co. (3)	2,537	68,981
Global Payments, Inc.	733	47,865
Harris Corp.	627	48,818
Hewlett Packard Enterprise Co.	23,739	420,892
HP, Inc.	19,464	239,796
Inphi Corp. (3)	1,090	36,341
Integrated Device Technology, Inc. (3)	2,658	54,330
Intel Corp.	43,878	1,419,453
International Business Machines Corp.	7,479	1,132,695
Intuit, Inc.	1,641	170,680
Itron, Inc. (3)	1,439	60,035
j2 Global, Inc.	602	37,071
Jabil Circuit, Inc.	9,161	176,532
Juniper Networks, Inc.	7,129	181,861
Leidos Holdings, Inc.	728	36,633
Lexmark International, Inc.	1,405	46,969
Lumentum Holdings, Inc. (3)	2,161	58,282
MasterCard, Inc.	4,184	395,388
Maxim Integrated Products, Inc.	1,019	37,479
MaxLinear, Inc. (3)	2,931	54,224
Micron Technology, Inc. (3)	5,566	58,276
Microsemi Corp. (3)	1,146	43,903
Microsoft Corp.	62,901	3,474,022
Motorola Solutions, Inc.	1,637	123,921
Nuance Communications, Inc. (3)	3,669	68,574
NVIDIA Corp.	7,325	260,990
Oracle Corp.	29,241	1,196,249
PayPal Holdings, Inc. (3)	9,151	353,229
Qorvo, Inc. (3)	641	32,313
QUALCOMM, Inc.	11,239	574,762
salesforce.com, Inc. (3)	3,039	224,369
Skyworks Solutions, Inc.	815	63,489
Stamps.com, Inc. (3)	909	96,609
Symantec Corp.	4,755	87,397
SYNNEX Corp.	719	66,572
Tech Data Corp. (3)	2,688	206,358
Texas Instruments, Inc.	8,637	495,937
Total System Services, Inc.	787	37,445
Visa, Inc.	15,428	1,179,933
WebMD Health Corp. (3)	616	38,580
Western Digital Corp.	1,269	59,948
Xerox Corp.	15,880	177,221
Xilinx, Inc.	3,204	151,966

	(Cost $30,218,142)	31,386,788

Materials - 1.1%
Air Products & Chemicals, Inc.	1,310	188,706
Alcoa, Inc.	6,638	63,592
Avery Dennison Corp.	2,345	169,098
Cabot Corp.	1,286	62,152
Commercial Metals Co.	5,255	89,177
Domtar Corp.	6,388	258,714
Eastman Chemical Co.	981	70,858
LyondellBasell Industries NV	5,100	436,458
Monsanto Co.	2,669	234,178
Mosaic Co./The	3,892	105,084
Newmont Mining Corp.	10,569	280,924
Nucor Corp.	2,628	124,304
PPG Industries, Inc.	573	63,884

Praxair, Inc.	328	37,540
Reliance Steel & Aluminum Co.	3,324	229,988
Scotts Miracle-Gro Co./The	605	44,026
Sealed Air Corp.	917	44,025
Sherwin-Williams Co./The	1,038	295,487
Steel Dynamics, Inc.	5,568	125,336
Trinseo SA (3)	1,217	44,798
US Concrete, Inc. (3)	588	35,033
Vulcan Materials Co.	1,034	109,159

	(Cost $2,979,238)	3,112,521

Telecommunication Services - 1.7%
AT&T, Inc.	58,442	2,289,173
CenturyLink, Inc.	10,137	323,979
Level 3 Communications, Inc. (3)	2,780	146,923
Telephone & Data Systems, Inc.	7,586	228,263
Verizon Communications, Inc.	34,039	1,840,829

	(Cost $4,435,317)	4,829,167
Utilities - 1.9%
Ameren Corp.	4,594	230,159
American Electric Power Co., Inc.	9,001	597,666
American Water Works Co., Inc.	848	58,453
Atmos Energy Corp.	832	61,784
Consolidated Edison, Inc.	990	75,854
DTE Energy Co.	655	59,382
Duke Energy Corp.	3,574	288,350
Edison International	2,705	194,462
Exelon Corp.	9,242	331,418
FirstEnergy Corp.	6,304	226,755
Great Plains Energy, Inc.	9,140	294,765
NextEra Energy, Inc.	4,198	496,791
NiSource, Inc.	20,603	485,407
ONE Gas, Inc.	1,975	120,673
PG&E Corp.	6,495	387,881
Pinnacle West Capital Corp.	1,705	127,994
PPL Corp.	6,826	259,866
Public Service Enterprise Group, Inc.	8,707	410,448
SCANA Corp.	3,896	273,304
Southern Co./The	5,267	272,462
Westar Energy, Inc.	2,160	107,158
Xcel Energy, Inc.	894	37,387

	(Cost $5,111,644)	5,398,419

Total Common Stocks	(Cost $144,602,713)	148,022,841

Registered Investment Companies - 30.0%

Baird Core Plus Bond Fund	431,193	4,790,549
DoubleLine Total Return Bond Fund	904,816	9,867,738
Frost Total Return Bond Fund	456,204	4,685,215
iShares 1-3 Year Treasury Bond ETF (10)	22,175	1,885,540
iShares 3-7 Year Treasury Bond ETF (10)	30,760	3,874,222
iShares 7-10 Year Treasury Bond ETF (10)	64,280	7,092,655
iShares iBoxx $ High Yield Corporate Bond ETF (10)	92,295	7,539,579
iShares JP Morgan USD Emerging Markets Bond ETF (10)	68,745	7,586,011
JPMorgan Core Plus Bond Fund	581,195	4,783,234
Lord Abbett High Yield Fund	320,585	2,228,068
Metropolitan West Total Return Bond Fund	913,273	9,890,748
PIMCO Investment Grade Corporate Bond Fund	175,650	1,782,846
Pioneer Bond Fund	500,471	4,769,490
Prudential Total Return Bond Fund	712,841	10,200,753
SPDR Barclays High Yield Bond ETF (10)	126,000	4,315,500

Total Registered Investment Companies	(Cost $84,770,160)	85,292,148

Money Market Registered Investment Companies - 16.7%

Fidelity Institutional Money Market Portfolio, 0.39% (6)	732,246	732,246
Meeder Money Market Fund - Institutional Class, 0.36% (7)	46,676,859	46,676,859

Total Money Market Registered Investment Companies	(Cost $47,409,105)	47,409,105

Bank Obligations - 0.3%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (8)	249,537		249,537
EverBank Money Market Account, 0.61%, 4/1/2016 (8)	249,509		249,509
Pacific Mercantile Bank Deposit Account, 0.60%, 4/1/2016 (8)	249,500		249,500

Total Bank Obligations	(Cost $748,546)		748,546

Total Investments - 98.9%	(Cost $277,530,524)	(2)	281,472,640

Other Assets less Liabilities - 1.1%			3,069,825

Total Net Assets - 100.0%			284,542,465

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	3,206	30,393
Meeder Balanced Fund	1,708	17,644
Meeder Dynamic Growth Fund	1,147	10,587
Meeder Muirfield Fund	2,971	19,014
Meeder Quantex Fund	1,208	35,527
Meeder Miller/Howard Infrastructure Fund	490	9,423

Total Trustee Deferred Compensation	(Cost $112,946)	122,588

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2016, notional value $18,360,925	179	145,288

Total Futures Contracts	179	145,288

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$280,724,094	$145,288
Level 2 - Other Significant Observable Inputs	748,546	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$281,472,640	$145,288

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $278,236,998 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,877,733
Unrealized depreciation	(2,790,329)
Net unrealized appreciation (depreciation)	$4,087,404

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Global Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 51.0%

Consumer Discretionary - 6.0%
Abercrombie & Fitch Co. (5)	9,779	308,430
Amazon.com, Inc. (3)	43	25,527
Best Buy Co., Inc.	4,309	139,784
Children's Place, Inc./The	3,755	313,430
ChoicePoint	3,179	228,379
Cooper Tire & Rubber Co.	8,459	313,152
Dave & Buster's Entertainment, Inc. (3)	3,912	151,707
General Motors Co.	13,558	426,128
Genuine Parts Co.	1,225	121,716
Goodyear Tire & Rubber Co./The	9,903	326,601
Home Depot, Inc./The	4,974	663,681
Interpublic Group of Cos., Inc./The	14,790	339,431
Lear Corp.	2,738	304,383
Lowe's Cos., Inc.	3,813	288,835
McDonald's Corp.	1,505	189,148
Murphy USA, Inc. (3)	3,233	198,668
NIKE, Inc.	7,290	448,116
O'Reilly Automotive, Inc. (3)	1,364	373,272
Smith & Wesson Holding Corp. (3)	11,346	302,031
Visteon Corp.	1,535	122,171

	(Cost $5,203,270)	5,584,590

Consumer Staples - 3.1%
Cal-Maine Foods, Inc. (5)	3,913	203,124
Casey's General Stores, Inc.	2,762	312,990
Kraft Heinz Co./The	2,520	197,971
Kroger Co./The	10,114	386,861
Lancaster Colony Corp.	539	59,597
Mondelez International, Inc.	1,228	49,267
Reynolds American, Inc.	9,626	484,284
Rite Aid Corp. (3)	67,251	548,096
Tyson Foods, Inc.	5,599	373,229
Walgreens Boots Alliance, Inc.	3,610	304,106

	(Cost $2,823,785)	2,919,525

Energy - 5.8%
Chevron Corp.	7,979	761,197
Exxon Mobil Corp.	14,139	1,181,874
HollyFrontier Corp.	8,730	308,344
Marathon Petroleum Corp.	9,349	347,596
Nordic American Tankers, Ltd. (5)	21,792	307,049
PBF Energy, Inc.	9,480	314,736
Phillips 66	4,897	424,031
Rowan Cos. Plc	14,400	231,840
Scorpio Tankers, Inc.	49,304	287,442
Teekay Tankers, Ltd.	62,623	229,826
Tesoro Corp.	3,761	323,484
Valero Energy Corp.	5,953	381,825
World Fuel Services Corp.	6,436	312,661

	(Cost $5,710,669)	5,411,905

Financials - 14.5%
American Campus Communities, Inc. (4)	3,040	143,154
American International Group, Inc.	8,908	481,477
American National Insurance Co.	1,429	165,050
Apartment Investment & Management Co. (4)	2,976	124,456
Apple Hospitality REIT, Inc. (4)(5)	8,623	170,822
Assured Guaranty, Ltd.	11,966	302,740
Axis Capital Holdings, Ltd.	5,670	314,458
Bank of America Corp.	47,316	639,712
Bank of New York Mellon Corp./The	3,789	139,549
Berkshire Hathaway, Inc. (3)	1,604	227,576
CIT Group, Inc.	8,935	277,253
Citigroup, Inc.	14,300	597,025
Citizens Financial Group, Inc.	13,633	285,611
Columbia Property Trust, Inc. (4)	13,533	297,591
CoreSite Realty Corp. (4)	4,439	310,774
Corporate Office Properties Trust (4)	11,800	309,632
Empire State Realty Trust, Inc. (4)	9,571	167,780
Equity LifeStyle Properties, Inc. (4)	4,162	302,702
Equity One, Inc. (4)	8,873	254,300
Everest Re Group, Ltd.	1,584	312,729
Goldman Sachs Group, Inc./The	2,662	417,881
Hanover Insurance Group, Inc./The	3,471	313,154
JPMorgan Chase & Co.	14,201	840,983
Kimco Realty Corp. (4)	11,706	336,899
Lincoln National Corp.	8,118	318,226
Mack-Cali Realty Corp. (4)	5,888	138,368
MetLife, Inc.	9,583	421,077
Nasdaq, Inc.	4,921	326,656
Outfront Media, Inc. (4)	2,362	49,838
Piedmont Office Realty Trust, Inc. (4)	3,464	70,354
Popular, Inc.	8,237	235,661
Prudential Financial, Inc.	5,416	391,144
Public Storage (4)	1,573	433,881
QTS Realty Trust, Inc. (4)	6,058	287,028
Regions Financial Corp.	40,401	317,148
RenaissanceRe Holdings, Ltd.	2,586	309,880
Retail Properties of America, Inc. (4)	19,140	303,369
STORE Capital Corp. (3)(4)	6,316	163,458
SunTrust Banks, Inc.	9,477	341,930
Travelers Cos., Inc./The	3,421	399,265
Validus Holdings, Ltd.	6,613	312,067
Wells Fargo & Co.	13,724	663,693
XL Group PLC	9,126	335,837

	(Cost $13,421,609)	13,552,188

Healthcare - 3.1%
ABIOMED, Inc. (3)	3,298	312,683
Aetna, Inc.	2,842	319,299
Anthem, Inc.	1,975	274,505
Cigna Corp.	4,530	621,697
Johnson & Johnson	1,129	122,158
Merck & Co., Inc.	12,791	676,772
Pfizer, Inc.	18,331	543,331

	(Cost $2,645,459)	2,870,445

Industrials - 4.1%
Alaska Air Group, Inc.	3,766	308,887
BWX Technologies, Inc.	9,093	305,161
Delta Air Lines, Inc.	8,213	399,809
Expeditors International of Washington, Inc.	6,724	328,198
General Electric Co.	5,822	185,081
Hawaiian Holdings, Inc. (3)	6,567	309,897
JetBlue Airways Corp. (3)	14,738	311,267
ManpowerGroup, Inc.	3,863	314,525
Owens Corning	6,534	308,928
Southwest Airlines Co.	8,546	382,861
Stanley Black & Decker, Inc.	3,308	348,035
United Continental Holdings, Inc. (3)	6,222	372,449

	(Cost $3,485,616)	3,875,098

Information Technology - 11.0%
Activision Blizzard, Inc.	11,253	380,802
Alphabet, Inc. (3)	1,393	1,062,720
Apple, Inc.	7,749	844,564
Arrow Electronics, Inc. (3)	1,993	128,369
Avnet, Inc.	6,915	306,335
Broadridge Financial Solutions, Inc.	5,199	308,353
Cirrus Logic, Inc. (3)	8,691	316,439
Cisco Systems, Inc.	23,610	672,177
Coherent, Inc. (3)	3,365	309,244
Computer Sciences Corp.	10,071	346,342
Cray, Inc. (3)	570	23,889
eBay, Inc. (3)	12,334	294,289
Electronic Arts, Inc. (3)	5,401	357,060
Facebook, Inc. (3)	1,476	168,412
Fairchild Semiconductor International, Inc. (3)	22,989	459,780
First Solar, Inc. (3)	4,722	323,315
Hewlett Packard Enterprise Co.	21,919	388,624
Intel Corp.	21,365	691,158
Juniper Networks, Inc.	12,725	324,615
Leidos Holdings, Inc.	6,125	308,210
Lumentum Holdings, Inc. (3)	11,711	315,846
Marvell Technology Group, Ltd.	12,174	125,514
Maxim Integrated Products, Inc.	4,292	157,860
Microsoft Corp.	13,106	723,844
NVIDIA Corp.	9,940	354,162
Stamps.com, Inc. (3)	2,791	296,627
Tech Data Corp. (3)	4,007	307,617
Zynga, Inc. (3)	1,882	4,291

	(Cost $9,886,445)	10,300,458

Materials - 1.3%
Bemis Co., Inc.	5,791	299,858
Newmont Mining Corp.	12,842	341,340
Reliance Steel & Aluminum Co.	4,429	306,443
Sherwin-Williams Co./The	1,101	313,422

	(Cost $1,120,914)	1,261,063

Telecommunication Services - 1.2%
AT&T, Inc.	$23,354	914,776
Telephone & Data Systems, Inc.	6,293	189,356

	(Cost $1,067,520)	1,104,132

Utilities - 0.9%
NiSource, Inc.	14,308	337,096
PG&E Corp.	6,423	383,582
TECO Energy, Inc.	4,196	115,516

	(Cost $786,853)	836,194

Total Common Stocks	(Cost $46,152,140)	47,715,598

Registered Investment Companies - 41.8%

Goldman Sachs Emerging Markets Equity Insights Fund	252,372	1,948,308
iShares Core MSCI EAFE ETF (10)	146,645	7,792,715
iShares Core MSCI Emerging Markets ETF (10)	309,985	12,901,575
iShares MSCI EAFE ETF (10)	208,835	11,937,009
Ivy International Core Equity Fund	83,393	1,340,132
Oppenheimer Developing Markets Fund	34,982	1,081,300
Oppenheimer International Growth Fund	58,945	2,137,931

Total Registered Investment Companies	(Cost $41,124,250)	39,138,970

Money Market Registered Investment Companies - 6.5%

Fidelity Institutional Money Market Portfolio, 0.39% (6)	1,094,441	1,094,441
Meeder Money Market Fund - Institutional Class, 0.36% (7)	4,943,098	4,943,098

Total Money Market Registered Investment Companies	(Cost $6,037,539)	6,037,539

Bank Obligations - 0.8%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (8)	249,537		249,537
EverBank Money Market Account, 0.61%, 4/1/2016 (8)	249,509		249,509
Pacific Mercantile Bank Deposit Account, 0.60%, 4/1/2016 (8)	249,500		249,500

Total Bank Obligations	(Cost $748,546)		748,546

Total Investments - 100.1%	(Cost $94,062,475)	(2)	93,640,653

Liabilities less Other Assets - (0.1%)			(89,325)

Total Net Assets - 100.0%			93,551,328

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	2,629	24,923
Meeder Balanced Fund	1,395	14,410
Meeder Dynamic Growth Fund	940	8,676
Meeder Muirfield Fund	2,443	15,635
Meeder Quantex Fund	1,002	29,469
Meeder Miller/Howard Infrastructure Fund	398	7,654

Total Trustee Deferred Compensation	(Cost $92,612)	100,767

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2016, notional value $3,282,400	32	84,709
Russell 2000 Mini Index Futures expiring June 2016, notional value $1,886,320	17	80,877
E-mini Standard & Poors MidCap 400 Futures expiring June 2016, notional value $1,729,440	12	70,356

Total Futures Contracts	61	235,942

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$92,892,107	$235,942
Level 2 - Other Significant Observable Inputs	748,546	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$93,640,653	$235,942

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $94,482,779 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,587,818
Unrealized depreciation	(3,773,698)
Net unrealized appreciation (depreciation)	$(185,880)

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Global Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 68.2%

Consumer Discretionary - 9.5%
Aaron's, Inc.	13,761	345,401
AutoNation, Inc. (3)	2,804	130,891
AutoZone, Inc. (3)	225	179,255
Barnes & Noble, Inc.	14,335	177,181
Best Buy Co., Inc.	13,008	421,980
Children's Place, Inc./The	2,830	236,220
Cinemark Holdings, Inc.	2,925	104,803
Coach, Inc.	2,660	106,639
Cooper Tire & Rubber Co.	11,514	426,248
Dixie Group, Inc./The (3)(5)	7,952	33,478
Dollar General Corp.	5,562	476,107
Domino's Pizza, Inc.	1,356	178,802
Expedia, Inc.	1,372	147,929
Foot Locker, Inc.	2,395	154,478
Garmin, Ltd.	1,253	50,070
General Motors Co.	17,041	535,599
Genesco, Inc. (3)	2,690	194,353
Genuine Parts Co.	4,685	465,502
Goodyear Tire & Rubber Co./The	8,074	266,281
Home Depot, Inc./The	1,494	199,344
Lear Corp.	1,070	118,952
Leggett & Platt, Inc.	2,623	126,953
Lowe's Cos., Inc.	6,155	466,241
Movado Group, Inc.	16,618	457,494
Murphy USA, Inc. (3)	3,148	193,445
Nautilus, Inc. (3)	8,935	172,624
Netflix, Inc. (3)	3,707	378,967
News Corp.	11,419	145,821
Nutrisystem, Inc.	6,200	129,394
Penske Automotive Group, Inc.	1,779	67,424
Sally Beauty Holdings, Inc. (3)	4,860	157,367
Scholastic Corp.	11,330	423,402
Skechers U.S.A., Inc. (3)	15,202	462,901
Smith & Wesson Holding Corp. (3)	17,318	461,005
Staples, Inc.	36,135	398,569
Tenneco, Inc. (3)	3,476	179,049
Time Warner, Inc.	1,174	85,174
TJX Cos., Inc./The	6,180	484,203
Tuesday Morning Corp. (3)	13,498	110,414
Ulta Salon Cosmetics & Fragrance, Inc. (3)	591	114,500
Vince Holding Corp. (3)	12,130	76,783
Vista Outdoor, Inc. (3)	10,090	523,772
Visteon Corp.	4,800	382,032
Walt Disney Co./The	4,888	485,427
Whirlpool Corp.	2,840	512,166

	(Cost $11,866,349)	11,944,640

Consumer Staples - 4.8%
Andersons, Inc./The	4,804	150,894
Archer-Daniels-Midland Co.	3,596	130,571
Avon Products, Inc. (5)	26,651	128,191
Bunge, Ltd.	6,402	362,801
Casey's General Stores, Inc.	2,084	236,159
Central Garden & Pet Co. (3)	18,000	293,220
Colgate-Palmolive Co.	2,533	178,956
Constellation Brands, Inc.	2,400	362,616
CVS Health Corp.	1,059	109,850

Dr. Pepper Snapple Group, Inc.	2,178	194,757
Hormel Foods Corp.	7,000	302,680
Ingles Markets, Inc.	4,629	173,588
Kimberly-Clark Corp.	1,060	142,581
Kraft Heinz Co./The	1,912	150,207
Molson Coors Brewing Co.	3,900	375,102
Mondelez International, Inc.	12,986	520,998
Natural Health Trends Corp. (5)	6,160	204,204
PepsiCo, Inc.	1,764	180,775
Reynolds American, Inc.	2,632	132,416
Rite Aid Corp. (3)	62,401	508,568
Spectrum Brands Holdings, Inc.	1,161	126,874
Tyson Foods, Inc.	8,107	540,413
Walgreens Boots Alliance, Inc.	5,681	478,567

	(Cost $5,841,041)	5,984,988

Energy - 3.3%
California Resources Corp.	21,743	22,395
Cameron International Corp. (3)	3,422	229,445
Chevron Corp.	5,348	510,199
Concho Resources, Inc. (3)	2,517	254,318
Delek US Holdings, Inc.	4,594	70,013
Exterran Corp. (3)	3,433	53,074
Forum Energy Technologies, Inc. (3)	3,781	49,909
GasLog, Ltd. (5)	19,861	193,446
Hornbeck Offshore Services, Inc. (3)(5)	1,468	14,577
Marathon Petroleum Corp.	14,246	529,666
Matrix Service Co. (3)	20,864	369,293
Newpark Resources, Inc. (3)	8,272	35,735
Oil States International, Inc. (3)	13,987	440,870
Patterson-UTI Energy, Inc.	30,090	530,186
Scorpio Tankers, Inc.	15,702	91,543
Tesoro Corp.	1,105	95,041
Valero Energy Corp.	8,358	536,082
Western Refining, Inc.	3,747	109,000

	(Cost $4,330,096)	4,134,792

Financials - 14.8%
Aflac, Inc.	2,740	173,004
Alleghany Corp. (3)	1,034	513,071
Allstate Corp./The	2,484	167,347
Ambac Financial Group, Inc. (3)	27,908	440,946
American Campus Communities, Inc. (4)	3,782	178,094
American Financial Group, Inc./OH	1,780	125,259
American International Group, Inc.	10,024	541,797
Ameriprise Financial, Inc.	1,368	128,606
Assured Guaranty, Ltd.	20,891	528,542
Bank of America Corp.	38,462	520,006
Bank of New York Mellon Corp./The	2,314	85,225
BB&T Corp.	4,160	138,403
Berkshire Hathaway, Inc. (3)	3,296	467,636
Capitol Federal Financial, Inc.	14,224	188,610
CBOE Holdings, Inc.	6,818	445,420
Chubb, Ltd.	830	98,895
Citigroup, Inc.	12,508	522,209
Citizens Financial Group, Inc.	24,579	514,930
CME Group, Inc./IL	1,756	168,664
Comerica, Inc.	12,788	484,282
Corporate Office Properties Trust (4)	16,737	439,179
Crown Castle International Corp. (4)	2,225	192,463
East West Bancorp, Inc.	10,567	343,216
Enova International, Inc. (3)	1,300	8,203
Evercore Partners, Inc.	2,952	152,766
EZCORP, Inc. (3)	12,729	37,805
First Midwest Bancorp, Inc./IL	23,096	416,190
Franklin Resources, Inc.	3,657	142,806
Genworth Financial, Inc. (3)	23,437	63,983
Goldman Sachs Group, Inc./The	3,162	496,371
Green Dot Corp. (3)	5,370	123,349
Hanover Insurance Group, Inc./The	3,410	307,650
Heritage Insurance Holdings, Inc.	17,579	280,737
Home BancShares, Inc./AR	4,354	178,296
Interactive Brokers Group, Inc.	63	2,477
Intercontinental Exchange, Inc.	1,836	431,717
Investment Technology Group, Inc.	23,493	519,195
JPMorgan Chase & Co.	9,005	533,276

KeyCorp	33,550	370,392
Lazard, Ltd.	9,471	367,475
Marcus & Millichap, Inc. (3)	7,183	182,376
MarketAxess Holdings, Inc.	1,758	219,451
McGraw Hill Financial, Inc.	4,516	446,994
MetLife, Inc.	12,176	535,013
Navient Corp.	12,795	153,156
Old Republic International Corp.	26,161	478,223
PHH Corp. (3)	14,358	180,049
PNC Financial Services Group, Inc./The	3,826	323,565
Popular, Inc.	19,063	545,392
PrivateBancorp, Inc.	4,077	157,372
Prosperity Bancshares, Inc.	3,109	144,227
Prudential Financial, Inc.	7,267	524,823
Regions Financial Corp.	60,967	478,591
ServisFirst Bancshares, Inc.	6,500	288,600
Signature Bank/New York NY (3)	1,144	155,721
Simon Property Group, Inc. (4)	2,545	528,571
State Street Corp.	2,251	131,729
SunTrust Banks, Inc.	14,476	522,294
Travelers Cos., Inc./The	1,612	188,137
Validus Holdings, Ltd.	11,798	556,748

	(Cost $19,112,809)	18,579,524

Healthcare - 9.9%
ABIOMED, Inc. (3)	2,841	269,355
Aceto Corp.	10,769	253,718
Alder Biopharmaceuticals, Inc. (3)	4,607	112,825
Allscripts Healthcare Solutions, Inc. (3)	11,950	157,860
AMAG Pharmaceuticals, Inc. (3)(5)	3,286	76,892
AmerisourceBergen Corp.	1,561	135,105
AMN Healthcare Services, Inc. (3)	4,222	141,901
Baxter International, Inc.	12,623	518,553
Biogen, Inc. (3)	1,551	403,756
BioTelemetry, Inc. (3)	24,086	281,324
Boston Scientific Corp. (3)	9,775	183,868
Bristol-Myers Squibb Co.	2,572	164,299
Cambrex Corp. (3)	8,773	386,012
Cardinal Health, Inc.	2,037	166,932
Cigna Corp.	903	123,928
CONMED Corp.	9,454	396,501
DexCom, Inc. (3)	1,735	117,824
Eagle Pharmaceuticals, Inc./DE (3)(5)	6,524	264,222
Edwards Lifesciences Corp. (3)	5,598	493,800
Eli Lilly & Co.	2,003	144,236
Exelixis, Inc. (3)(5)	9,176	36,704
Gilead Sciences, Inc.	3,318	304,791
HealthEquity, Inc. (3)	10,345	255,211
Hologic, Inc. (3)	3,345	115,403
ICU Medical, Inc. (3)	3,391	353,003
INC Research Holdings, Inc. (3)	9,080	374,187
Inogen, Inc. (3)	7,257	326,420
Intersect ENT, Inc. (3)	4,188	79,572
Intra-Cellular Therapies, Inc. (3)	3,574	99,357
Intuitive Surgical, Inc. (3)	852	512,095
LHC Group, Inc. (3)	5,222	185,694
LivaNova PLC (3)	6,906	372,786
Merck & Co., Inc.	8,943	473,174
Meridian Bioscience, Inc.	22,572	465,209
Merit Medical Systems, Inc. (3)	19,821	366,490
Neurocrine Biosciences, Inc. (3)	3,854	152,426
NuVasive, Inc. (3)	2,193	106,689
Pfizer, Inc.	6,076	180,093
PharMerica Corp. (3)	13,806	305,251
Phibro Animal Health Corp.	13,449	363,661
Quality Systems, Inc.	22,485	342,671
Radius Health, Inc. (3)(5)	8,368	263,090
Stryker Corp.	1,123	120,487
Sucampo Pharmaceuticals, Inc. (3)	10,400	113,672
Supernus Pharmaceuticals, Inc. (3)	25,816	393,694
United Therapeutics Corp. (3)	17	1,894
UnitedHealth Group, Inc.	1,439	185,487
Universal American Corp./NY	11,530	82,324
VWR Corp. (3)	6,031	163,199
WellCare Health Plans, Inc. (3)	1,822	168,991
Zoetis, Inc.	9,547	423,219

	(Cost $13,944,691)	12,479,855

Industrials - 6.9%
Allison Transmission Holdings, Inc.	3,945	106,436
AMERCO	334	119,342
American Airlines Group, Inc.	11,163	457,795
Applied Industrial Technologies, Inc.	11,841	513,899
Babcock & Wilcox Enterprises, Inc. (3)	7,578	162,169
Barrett Business Services, Inc.	3,749	107,784
Beacon Roofing Supply, Inc. (3)	6,167	252,909
BWX Technologies, Inc.	14,940	501,386
Comfort Systems USA, Inc.	900	28,593
Dycom Industries, Inc. (3)	7,375	476,941
EMCOR Group, Inc.	5,439	264,335
Emerson Electric Co.	3,348	182,064
Essendant, Inc.	4,858	155,116
Expeditors International of Washington, Inc.	2,535	123,733
Fluor Corp.	3,531	189,615
General Cable Corp.	285	3,480
General Electric Co.	15,533	493,794
Hawaiian Holdings, Inc. (3)	11,878	560,523
HD Supply Holdings, Inc. (3)	4,360	144,185
Herman Miller, Inc.	6,073	187,595
Huntington Ingalls Industries, Inc.	1,005	137,625
Interface, Inc.	14,321	265,511
ITT Corp.	10,033	370,117
KAR Auction Services, Inc.	3,262	124,413
ManpowerGroup, Inc.	4,919	400,505
Northrop Grumman Corp.	1,030	203,837
Owens Corning	8,350	394,788
Quad/Graphics, Inc.	1,305	16,887
Raytheon Co.	1,633	200,255
Republic Airways Holdings, Inc. (3)(5)	33,819	65,947
Robert Half International, Inc.	9,332	434,685
Spirit AeroSystems Holdings, Inc. (3)	38	1,724
Stanley Black & Decker, Inc.	1,195	125,726
Timken Co./The	4,636	155,260
Titan International, Inc.	31,889	171,563
TrueBlue, Inc. (3)	6,536	170,916
United Continental Holdings, Inc. (3)	1,665	99,667
Veritiv Corp. (3)	3,310	123,331
WABCO Holdings, Inc. (3)	1,439	153,858

	(Cost $8,345,693)	8,648,309

Information Technology - 16.3%
Activision Blizzard, Inc.	16,145	546,347
ADTRAN, Inc.	10,393	210,146
Alphabet, Inc. (3)	670	511,143
Apple, Inc.	4,525	493,180
Arrow Electronics, Inc. (3)	7,443	479,404
Avnet, Inc.	10,676	472,947
Blackbaud, Inc.	1,691	106,347
Blackhawk Network Holdings, Inc. (3)	1,931	66,233
Booz Allen Hamilton Holding Corp.	15,191	459,983
Broadridge Financial Solutions, Inc.	8,665	513,921
Brocade Communications Systems, Inc.	46,851	495,684
CACI International, Inc. (3)	2,112	225,350
Cirrus Logic, Inc. (3)	6,137	223,448
Cisco Systems, Inc.	4,366	124,300
Citrix Systems, Inc. (3)	1,272	99,954
Coherent, Inc. (3)	4,122	378,812
Computer Sciences Corp.	13,689	470,765
Corning, Inc.	9,133	190,788
Cray, Inc. (3)	780	32,690
DST Systems, Inc.	1,571	177,162
eBay, Inc. (3)	5,275	125,862
Electronic Arts, Inc. (3)	6,122	404,725
ePlus, Inc. (3)	3,176	255,700
Fairchild Semiconductor International, Inc. (3)	11,373	227,460
First Solar, Inc. (3)	7,518	514,757
Global Payments, Inc.	2,752	179,706
Harmonic, Inc. (3)	25,788	84,327
Hewlett Packard Enterprise Co.	31,426	557,174
HP, Inc.	44,714	550,876
IAC/InterActiveCorp	4,040	190,203
Integrated Device Technology, Inc. (3)	26,198	535,487
International Business Machines Corp.	1,062	160,840
Intersil Corp.	14,911	199,360
Intuit, Inc.	1,156	120,236
Ixia (3)	35,977	448,273
j2 Global, Inc.	1,951	120,143
Juniper Networks, Inc.	6,161	157,167
Keysight Technologies, Inc. (3)	6,692	185,636
Leidos Holdings, Inc.	8,131	409,152
Lexmark International, Inc.	10,026	335,169
Lumentum Holdings, Inc. (3)	12,489	336,828
Luxoft Holding, Inc. (3)	5,075	279,277

Marvell Technology Group, Ltd.	52,290	539,110
MaxLinear, Inc. (3)	955	17,668
Methode Electronics, Inc.	12,879	376,582
Micron Technology, Inc. (3)	9,252	96,868
Microsemi Corp. (3)	4,360	167,032
Microsoft Corp.	9,514	525,458
MicroStrategy, Inc. (3)	1,268	227,885
Monolithic Power Systems, Inc.	3,511	223,440
National Instruments Corp.	6,213	187,073
NetApp, Inc.	3,102	84,654
NetScout Systems, Inc. (3)	2,050	47,089
NIC, Inc.	8,408	151,596
NVIDIA Corp.	14,491	516,314
ON Semiconductor Corp. (3)	16,459	157,842
Polycom, Inc. (3)	11,060	123,319
Progress Software Corp. (3)	17,573	423,861
Red Hat, Inc. (3)	2,149	160,122
Rofin-Sinar Technologies, Inc. (3)	6,707	216,100
salesforce.com, Inc. (3)	1,355	100,040
Sanmina Corp. (3)	17,957	419,835
Stamps.com, Inc. (3)	1,251	132,956
Sykes Enterprises, Inc. (3)	4,687	141,454
Symantec Corp.	21,726	399,324
Tech Data Corp. (3)	6,354	487,797
Tessera Technologies, Inc.	7,921	245,551
Western Digital Corp.	6,435	303,989
Xerox Corp.	47,048	525,056
Xilinx, Inc.	9,215	437,067
Yahoo!, Inc. (3)	4,368	160,786
Zynga, Inc. (3)	64,766	147,666

	(Cost $19,596,440)	20,400,496

Materials - 1.6%
Ashland, Inc.	1,195	131,402
Cabot Corp.	4,876	235,657
Chemtura Corp. (3)	6,552	172,973
Newmont Mining Corp.	19,598	520,915
Reliance Steel & Aluminum Co.	2,825	195,462
Sherwin-Williams Co./The	1,632	464,581
Steel Dynamics, Inc.	7,645	172,089
Westlake Chemical Corp. (5)	2,799	129,594

	(Cost $1,944,600)	2,022,673

Telecommunication Services - 0.1%
Inteliquent, Inc.	9,454	151,737

	(Cost $202,190)	151,737
Utilities - 1.0%
American Water Works Co., Inc.	1,860	128,210
Aqua America, Inc.	10,019	318,805
NiSource, Inc.	23,887	562,778
PG&E Corp.	2,276	135,923
Public Service Enterprise Group, Inc.	3,036	143,117

	(Cost $1,169,670)	1,288,833

Total Common Stocks - Long	(Cost $86,353,579)	85,635,847
Money Market Registered Investment Companies - 20.1%

Fidelity Institutional Money Market Portfolio, 0.39% (6)	1,070,143	1,070,143
Meeder Money Market Fund - Institutional Class, 0.36% (8)	24,145,083	24,145,083

Total Money Market Registered Investment Companies	(Cost $25,215,226)	25,215,226

Bank Obligations - 0.2%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (9)	249,537	249,537

Total Bank Obligations	(Cost $249,537)	249,537

Total Investments - Long - 88.5%	(Cost $111,818,342)(2)	111,100,610

Total Securities Sold Short - (19.1%)	(Proceeds Received $(24,023,142)	(24,014,144)

Other Assets less Liabilities - 30.6%		38,407,583

Total Net Assets - 100.0%		125,494,049

Common Stocks - Short - (19.1%)

Consumer Discretionary - (3.6%)
Apollo Education Group, Inc. (3)	(25,020)	(205,539)
Bed Bath & Beyond, Inc.	(663)	(32,911)
Chipotle Mexican Grill, Inc. (3)	(89)	(41,916)
Chuy's Holdings, Inc. (3)	(2,893)	(89,886)
Deckers Outdoor Corp. (3)	(2,400)	(143,784)
Dillard's, Inc.	(2,843)	(241,399)
Dorman Products, Inc. (3)	(1,835)	(99,861)
DreamWorks Animation SKG, Inc. (3)	(9,749)	(243,238)
Dunkin' Brands Group, Inc.	(1,345)	(63,444)
Fossil Group, Inc. (3)	(2,674)	(118,779)
Harley-Davidson, Inc.	(817)	(41,937)
Harman International Industries, Inc.	(2,753)	(245,127)
Hovnanian Enterprises, Inc. (3)	(57,440)	(89,606)
HSN, Inc.	(1,155)	(60,418)
iRobot Corp. (3)	(1,310)	(46,243)
K12, Inc. (3)	(5,634)	(55,720)
Kate Spade & Co. (3)	(4,484)	(114,432)
La Quinta Holdings, Inc. (3)	(16,625)	(207,813)
Las Vegas Sands Corp.	(609)	(31,473)
Liberty Interactive Corp. QVC Group (3)	(817)	(20,629)
Lions Gate Entertainment Corp.	(8,746)	(191,100)
Live Nation Entertainment, Inc. (3)	(1,289)	(28,758)
Media General, Inc. (3)	(17,601)	(287,072)
Nordstrom, Inc.	(3,900)	(223,119)
Pacific Sunwear of California, Inc. (3)	(38,369)	(4,819)
Polaris Industries, Inc.	(2,727)	(268,555)
Restoration Hardware Holdings, Inc. (3)	(2,939)	(123,144)
Scripps Networks Interactive, Inc.	(545)	(35,698)
Sinclair Broadcast Group, Inc.	(3,138)	(96,494)
Sotheby's	(10,786)	(288,310)
Tailored Brands, Inc.	(15,291)	(273,709)
TRI Pointe Group, Inc. (3)	(21,242)	(250,231)
TripAdvisor, Inc. (3)	(468)	(31,122)
Tupperware Brands Corp.	(1,038)	(60,183)
UCP, Inc. (3)	(8,000)	(64,320)
Williams-Sonoma, Inc.	(533)	(29,176)
Winnebago Industries, Inc.	(3,178)	(71,346)

	(Proceeds Received $(4,308,365))	(4,521,311)

Consumer Staples - (0.3%)
Boston Beer Co., Inc./The (3)	(916)	(169,524)
Vector Group, Ltd.	(7,833)	(178,906)
WhiteWave Foods Co./The (3)	(569)	(23,124)

	(Proceeds Received $(375,756))	(371,554)

Energy - (2.9%)
Anadarko Petroleum Corp.	(5,859)	(272,854)
Apache Corp.	(3,180)	(155,216)
Bonanza Creek Energy, Inc. (3)	(6,548)	(10,411)
Cabot Oil & Gas Corp.	(2,050)	(46,556)
Carrizo Oil & Gas, Inc. (3)	(9,297)	(287,463)
Cimarex Energy Co.	(298)	(28,986)
Cloud Peak Energy, Inc. (3)	(10,464)	(20,405)
Continental Resources, Inc./OK (3)	(9,207)	(279,525)
Devon Energy Corp.	(10,374)	(284,663)
Energen Corp.	(8,386)	(306,844)
FMC Technologies, Inc. (3)	(1,016)	(27,798)
Gulfport Energy Corp. (3)	(1,601)	(45,372)
Key Energy Services, Inc. (3)	(27,362)	(10,108)
Kinder Morgan, Inc./DE	(958)	(17,110)
Marathon Oil Corp.	(24,566)	(273,665)
Murphy Oil Corp.	(11,252)	(283,438)
ONEOK, Inc.	(1,788)	(53,390)
Parker Drilling Co. (3)	(12,549)	(26,604)
Pioneer Natural Resources Co.	(410)	(57,703)
QEP Resources, Inc.	(704)	(9,933)

SemGroup Corp.	(10,920)	(244,608)
Seventy Seven Energy, Inc. (3)	(11,795)	(6,842)
Southwestern Energy Co. (3)	(36,028)	(290,746)
Spectra Energy Corp.	(1,396)	(42,718)
Stone Energy Corp. (3)	(10,301)	(8,138)
Targa Resources Corp.	(695)	(20,753)
Teekay Corp.	(1,234)	(10,686)
Weatherford International (3)	(26,068)	(202,809)
Whiting Petroleum Corp. (3)	(34,257)	(273,371)
Williams Cos., Inc./The (3)	(1,550)	(24,909)
WPX Energy, Inc. (3)	(4,007)	(28,009)

	(Proceeds Received $(3,552,155))	(3,651,633)

Financials - (1.4%)
Aon PLC	(423)	(44,182)
AvalonBay Communities, Inc. (4)	(197)	(37,469)
DCT Industrial Trust, Inc. (4)	(989)	(39,036)
Eaton Vance Corp.	(1,935)	(64,861)
Essex Property Trust, Inc. (4)	(124)	(28,999)
First Cash Financial Services, Inc.	(1,323)	(60,937)
Gaming and Leisure Properties, Inc. (4)	(2,374)	(73,404)
Gramercy Property Trust, Inc. (4)	(5,422)	(45,816)
HCP, Inc. (4)	(1,822)	(59,361)
Host Hotels & Resorts, Inc. (4)	(2,404)	(40,147)
Iron Mountain, Inc. (4)	(2,137)	(72,466)
LTC Properties, Inc. (4)	(2,077)	(93,963)
Marsh & McLennan Cos., Inc.	(716)	(43,526)
Mercury General Corp.	(1,177)	(65,324)
New York Community Bancorp, Inc.	(4,525)	(71,948)
New York Mortgage Trust, Inc. (4)	(49,295)	(233,658)
NorthStar Asset Management Group, Inc./New York	(16,524)	(187,547)
NorthStar Realty Finance Corp. (4)	(1,072)	(14,065)
Ocwen Financial Corp. (3)	(39,184)	(96,784)
Pebblebrook Hotel Trust (4)	(1,177)	(34,215)
Realogy Holdings Corp. (3)	(973)	(35,135)
T Rowe Price Group, Inc.	(950)	(69,787)
Third Point Reinsurance, Ltd. (3)	(9,600)	(109,152)
Weyerhaeuser Co. (4)	(3,016)	(93,436)
WP Carey, Inc. (4)	(940)	(58,506)

	(Proceeds Received $(2,054,635))	(1,773,724)

Healthcare - (4.2%)
Acadia Healthcare Co., Inc. (3)	(4,021)	(221,597)
ACADIA Pharmaceuticals, Inc. (3)	(14,245)	(398,290)
Aetna, Inc.	(303)	(34,042)
Air Methods Corp. (3)	(1,005)	(36,401)
Alkermes PLC (3)	(8,105)	(277,110)
Allergan plc (3)	(108)	(28,947)
Anthem, Inc.	(221)	(30,717)
ARIAD Pharmaceuticals, Inc. (3)	(45,566)	(291,167)
athenahealth, Inc. (3)	(591)	(82,019)
Brookdale Senior Living, Inc. (3)	(1,025)	(16,277)
Celldex Therapeutics, Inc. (3)	(36,373)	(137,490)
Centene Corp. (3)	(394)	(24,259)
Cepheid (3)	(8,493)	(283,326)
Chimerix, Inc. (3)	(54,837)	(280,217)
Clovis Oncology, Inc. (3)	(14,697)	(282,182)
Cooper Cos, Inc./The	(267)	(41,110)
Express Scripts Holding Co. (3)	(362)	(24,866)
Halozyme Therapeutics, Inc. (3)	(34,052)	(322,472)
HeartWare International, Inc. (3)	(9,407)	(295,568)
Hill-Rom Holdings, Inc.	(533)	(26,810)
Ionis Pharmaceuticals, Inc. (3)	(2,661)	(107,771)
Ironwood Pharmaceuticals, Inc.	(27,846)	(304,630)
Novavax, Inc. (3)	(56,351)	(290,771)
Pacira Pharmaceuticals, Inc./DE (3)	(953)	(50,490)
Perrigo Co. PLC	(179)	(22,899)
Portola Pharmaceuticals, Inc. (3)	(10,025)	(204,510)
Premier, Inc. (3)	(5,714)	(190,619)
PTC Therapeutics, Inc. (3)	(32,056)	(206,441)

Quintiles Transnational Holdings, Inc. (3)	(374)	(24,347)
Relypsa, Inc. (3)	(4,892)	(66,287)
Sarepta Therapeutics, Inc. (3)	(15,872)	(309,821)
Seattle Genetics, Inc. (3)	(1,750)	(61,408)
St Jude Medical, Inc.	(451)	(24,805)
Tenet Healthcare Corp. (3)	(8,600)	(248,798)
Vertex Pharmaceuticals, Inc. (3)	(266)	(21,144)
XenoPort, Inc. (3)	(4,517)	(20,372)
Zeltiq Aesthetics, Inc. (3)	(3,679)	(99,922)

	(Proceeds Received $(5,935,740))	(5,389,902)

Industrials - (1.5%)
AZZ, Inc.	(723)	(40,922)
Civeo Corp. (3)	(7,199)	(8,855)
Colfax Corp. (3)	(6,800)	(194,412)
Deere & Co.	(361)	(27,793)
Donaldson Co., Inc.	(1,655)	(52,811)
Fastenal Co.	(2,250)	(110,250)
Joy Global, Inc.	(16,708)	(268,498)
Kennametal, Inc.	(3,655)	(82,201)
Kirby Corp. (3)	(815)	(49,136)
Landstar System, Inc.	(405)	(26,167)
Navistar International Corp. (3)	(20,393)	(255,320)
Powell Industries, Inc.	(2,905)	(86,598)
Proto Labs, Inc. (3)	(1,542)	(118,873)
RBC Bearings, Inc. (3)	(505)	(36,996)
Saia, Inc. (3)	(1,925)	(54,189)
Swift Transportation Co. (3)	(1,600)	(29,808)
United Technologies Corp.	(2,820)	(282,282)
WESCO International, Inc. (3)	(544)	(29,740)
Woodward, Inc.	(868)	(45,153)
WW Grainger, Inc.	(265)	(61,859)

	(Proceeds Received $(1,690,412))	(1,861,863)

Information Technology - (3.0%)
Bottomline Technologies de, Inc. (3)	(1,243)	(37,899)
Broadcom, Ltd.	(791)	(122,210)
Cardtronics, Inc. (3)	(969)	(34,874)
Cavium, Inc. (3)	(522)	(31,926)
CDK Global, Inc.	(574)	(26,720)
CommVault Systems, Inc. (3)	(823)	(35,529)
Cornerstone OnDemand, Inc. (3)	(2,925)	(95,852)
Covisint Corp. (3)	(11,713)	(23,426)
Demandware, Inc. (3)	(7,427)	(290,396)
EchoStar Corp. (3)	(720)	(31,889)
FireEye, Inc. (3)	(15,561)	(279,942)
Infinera Corp. (3)	(4,019)	(64,545)
Interactive Intelligence Group, Inc. (3)	(1,755)	(63,917)
KLA-Tencor Corp.	(1,015)	(73,902)
LinkedIn Corp. (3)	(16)	(1,830)
NetSuite, Inc. (3)	(4,289)	(293,754)
Proofpoint, Inc. (3)	(5,380)	(289,336)
Ruckus Wireless, Inc. (3)	(7,569)	(74,252)
ServiceNow, Inc. (3)	(3,283)	(200,854)
Splunk, Inc. (3)	(5,982)	(292,699)
Tableau Software, Inc. (3)	(6,489)	(297,650)
Take-Two Interactive Software, Inc. (3)	(6,706)	(252,615)
Teradata Corp. (3)	(7,100)	(186,304)
Twitter, Inc. (3)	(15,283)	(252,934)
Western Union Co./The	(1,382)	(26,659)
WEX, Inc. (3)	(314)	(26,175)
Workday, Inc. (3)	(3,968)	(304,901)

	(Proceeds Received $(3,721,879))	(3,712,990)

Materials - (1.4%)
Allegheny Technologies, Inc.	(16,562)	(269,961)
Deltic Timber Corp.	(1,250)	(75,188)
Dow Chemical Co./The	(5,321)	(270,626)
Ecolab, Inc.	(305)	(34,014)
EI du Pont de Nemours & Co.	(4,058)	(256,953)
Freeport-McMoRan, Inc.	(26,552)	(274,548)

Huntsman Corp.	(1,774)	(23,594)
Kaiser Aluminum Corp.	(484)	(40,917)
Louisiana-Pacific Corp. (3)	(14,576)	(249,541)
Monsanto Co.	(429)	(37,640)
NewMarket Corp.	(106)	(42,004)
Royal Gold, Inc.	(2,391)	(122,634)
Valspar Corp./The	(491)	(52,547)

	(Proceeds Received $(1,526,316))	(1,750,167)

Telecommunication Services - (0.1%)
Cogent Communications Holdings, Inc.	(1,730)	(67,522)

	(Proceeds Received $(60,056))	(67,522)

Utilities - (0.7%)
Dominion Resources, Inc./VA	(1,933)	(145,207)
El Paso Electric Co.	(2,293)	(105,203)
Empire District Electric Co./The	(3,380)	(111,709)
National Fuel Gas Co.	(5,596)	(280,080)
NRG Energy, Inc.	(15,055)	(195,866)
Ormat Technologies, Inc.	(845)	(34,848)
Piedmont Natural Gas Co., Inc.	(678)	(40,565)

	(Proceeds Received $(797,828))	(913,478)

Total Common Stocks - Short	(Proceeds Received $(24,023,142))	(24,014,144)

Total Securities Sold Short	(Proceeds Received $(24,023,142))	(24,014,144)

Trustee Deferred Compensation (10)

Meeder Aggressive Growth Fund	119	1,128
Meeder Balanced Fund	70	723
Meeder Dynamic Growth Fund	44	406
Meeder Muirfield Fund	114	730
Meeder Quantex Fund	35	1,029
Meeder Miller/Howard Infrastructure Fund	22	423

Total Trustee Deferred Compensation	(Cost $4,638)	4,439

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2016, notional value $42,978,925	419	1,149,024

Total Futures Contracts	419	1,149,024

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$110,851,073	$1,149,024
Level 2 - Other Significant Observable Inputs	249,537	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$111,100,610	$1,149,024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $112,025,640 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,018,874
Unrealized depreciation	(8,578,584)
Net unrealized appreciation (depreciation)	$440,290

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2016 was $22,099,404.

(8)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(9)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(10)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 91.7%

Consumer Discretionary - 25.5%
Aaron's, Inc.	24,020	602,902
Abercrombie & Fitch Co. (5)	19,919	628,245
AutoNation, Inc. (3)	12,307	574,491
Bed Bath & Beyond, Inc.	11,146	553,287
Big Lots, Inc.	13,954	631,977
Chico's FAS, Inc.	50,403	668,848
Darden Restaurants, Inc.	8,451	560,301
Deckers Outdoor Corp. (3)	11,394	682,615
DeVry Education Group, Inc. (5)	21,249	366,970
Fossil Group, Inc. (3)	14,710	653,418
GameStop Corp. (5)	19,180	608,581
Garmin, Ltd. (5)	14,469	578,181
Guess?, Inc.	28,485	534,663
H&R Block, Inc.	16,145	426,551
International Speedway Corp.	15,949	588,678
Leggett & Platt, Inc.	12,799	619,472
MDC Holdings, Inc.	21,066	527,914
Meredith Corp.	11,297	536,608
Michael Kors Holdings, Ltd. (3)	13,425	764,688
News Corp.	40,255	514,056
PVH Corp.	7,302	723,336
Rent-A-Center, Inc./TX	35,925	569,411
Scripps Networks Interactive, Inc.	9,741	638,036
Sotheby's	20,877	558,042
Staples, Inc.	56,790	626,394
Time, Inc.	34,321	529,916
Urban Outfitters, Inc. (3)	23,640	782,248

	(Cost $15,216,421)	16,049,829

Consumer Staples - 1.6%
Dean Foods Co. (5)	31,359	543,138
SUPERVALU, Inc. (3)	79,322	456,895

	(Cost $1,121,308)	1,000,033

Energy - 12.1%
Atwood Oceanics, Inc. (5)	52,571	482,076
Cabot Oil & Gas Corp.	30,402	690,429
CONSOL Energy, Inc. (5)	68,076	768,578
Diamond Offshore Drilling, Inc. (5)	25,488	553,854
Ensco PLC	34,945	362,380
EQT Corp.	10,317	693,921
FMC Technologies, Inc. (3)	18,539	507,227
Helmerich & Payne, Inc. (5)	10,043	589,725
Murphy Oil Corp.	23,956	603,452
Oil States International, Inc.	19,736	622,078
Range Resources Corp. (5)	21,853	707,600
Southwestern Energy Co. (3)(5)	75,640	610,415
Transocean, Ltd. (5)	43,441	397,051

	(Cost $8,908,838)	7,588,786

Financials - 10.3%
Alexander & Baldwin, Inc.	17,029	624,624
Apartment Investment & Management Co. (4)	13,435	561,852
Assurant, Inc.	6,677	515,131
Comerica, Inc.	12,857	486,895
Iron Mountain, Inc. (4)	19,913	675,250
Kemper Corp.	14,438	426,932
Leucadia National Corp.	33,907	548,276
Navient Corp.	46,970	562,231
People's United Financial, Inc. (5)	33,301	530,485
Torchmark Corp.	9,409	509,591
Trustmark Corp.	23,342	537,566
Zions Bancorporation	19,700	476,937

	(Cost $6,119,676)	6,455,770

Healthcare - 4.1%
Halyard Health, Inc. (3)	16,097	462,467
Patterson Cos., Inc.	11,896	553,521
PerkinElmer, Inc.	10,039	496,529
Tenet Healthcare Corp. (3)	17,749	513,479
Varian Medical Systems, Inc. (3)	6,656	532,613

	(Cost $2,730,597)	2,558,609

Industrials - 16.6%
Allegion PLC	8,158	519,746
Dun & Bradstreet Corp./The	5,175	533,439
Flowserve Corp.	12,781	567,604
FTI Consulting, Inc. (3)	15,517	551,009
GATX Corp.	12,639	600,353
Granite Construction, Inc.	12,533	599,077
Herman Miller, Inc.	18,739	578,848
Jacobs Engineering Group, Inc. (3)	12,820	558,311
Joy Global, Inc. (5)	42,649	685,369
Kennametal, Inc.	28,011	629,967
KLX, Inc. (3)	17,467	561,389
MSA Safety, Inc.	12,372	598,186
NOW, Inc. (3)(5)	33,995	602,391
Pitney Bowes, Inc.	26,044	560,988
Quanta Services, Inc. (3)	26,558	599,148
Robert Half International, Inc.	11,409	531,431
Werner Enterprises, Inc.	22,993	624,490
Xylem, Inc./NY	14,734	602,621

	(Cost $10,163,388)	10,504,367

Information Technology - 10.4%
CommVault Systems, Inc. (3)	13,667	590,004
F5 Networks, Inc. (3)	5,547	587,150
FLIR Systems, Inc.	19,159	631,289
Intersil Corp.	42,148	563,519
Knowles Corp. (3)(5)	40,345	531,747
NetApp, Inc.	20,272	553,223
NeuStar, Inc. (3)(5)	22,437	551,950
Plantronics, Inc.	11,341	444,454
Polycom, Inc. (3)	42,717	476,295
Qorvo, Inc. (3)	10,566	532,632
Teradata Corp. (3)	20,356	534,141
Vishay Intertechnology, Inc.	44,631	544,945

	(Cost $7,189,005)	6,541,349

Materials - 5.8%
Avery Dennison Corp.	8,583	618,920
Carpenter Technology Corp.	17,767	608,164
Chemours Co./The	100,336	702,352
Commercial Metals Co.	39,284	666,649
Greif, Inc.	17,455	571,651
Owens-Illinois, Inc. (3)	30,873	492,733

	(Cost $3,324,396)	3,660,469

Utilities - 5.3%
AES Corp./VA	56,197	663,125
CenterPoint Energy, Inc.	29,292	612,789
NiSource, Inc.	27,566	649,455
Pinnacle West Capital Corp.	8,341	626,159
Talen Energy Corp. (3)	86,325	776,925

	(Cost $2,587,295)	3,328,453

Total Common Stocks	(Cost $57,360,924)	57,687,665

Money Market Registered Investment Companies - 20.2%

Fidelity Institutional Money Market Portfolio, 0.39% (6)	9,915,872	9,915,872
Meeder Money Market Fund - Institutional Class, 0.36% (7)	2,780,505	2,780,505

Total Money Market Registered Investment Companies	(Cost $12,696,377)	12,696,377

Bank Obligations - 1.2%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (8)	249,537		249,537
EverBank Money Market Account, 0.61%, 4/1/2016 (8)	249,509		249,509
Pacific Mercantile Bank Deposit Account, 0.60%, 4/1/2016 (8)	249,500		249,500

Total Bank Obligations	(Cost $748,546)		748,546

Total Investments - 113.1%	(Cost $70,805,847)	(2)	71,132,588

Liabilities less Other Assets - (13.1%)			(8,255,700)

Total Net Assets - 100.0%			62,876,888

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	1,367	12,959
Meeder Balanced Fund	723	7,469
Meeder Dynamic Growth Fund	487	4,495
Meeder Muirfield Fund	2,372	15,181
Meeder Quantex Fund	1,570	46,174
Meeder Miller/Howard Infrastructure Fund	208	4,000

Total Trustee Deferred Compensation	(Cost $72,841)	90,278

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

E-mini Standard & Poors MidCap 400 Futures expiring June 2016, notional value $5,188,320	36	203,029

Total Futures Contracts	36	203,029

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$70,384,042	$203,029
Level 2 - Other Significant Observable Inputs	748,546	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$71,132,588	$203,029

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $70,841,329 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,029,198
Unrealized depreciation	(5,499,428)
Net unrealized appreciation (depreciation)	$529,770

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	All or a portion of this security is on loan.

(6)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Miller/Howard Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 98.3%

Electric Utility - 17.1%
AES Corp.	38,823	458,111
Avangrid, Inc.	19,250	772,118
InfraREIT, Inc. (5)	25,127	428,415
ITC Holdings Corp.	17,685	770,535
MDU Resources Group, Inc.	48,254	939,022

	(Cost $3,318,397)	3,368,201

Natural Gas Distribution - 8.3%
Energy Transfer Equity, L.P.	6,323	204,486
National Grid PLC - ADR (4)	5,512	393,667
OGE Energy Corp.	26,308	753,198
Williams Cos., Inc./The (3)	18,099	290,851

	(Cost $2,086,436)	1,642,202

Oil Exploration & Production - 1.9%
EQT Corp.	5,657	380,490

	(Cost $402,960)	380,490

Pipelines - 14.0%
Enterprise Products Partners, L.P.	24,993	615,328
Kinder Morgan, Inc.	48,417	864,728
MPLX L.P.	7,955	236,184
National Fuel Gas Co.	9,001	450,500
Spectra Energy Corp.	19,075	583,695

	(Cost $3,554,256)	2,750,435

Telecommunication Services - 30.5%
American Tower Corp. (5)	7,342	751,601
Arris Group, Inc. (3)	17,839	408,870
AT&T, Inc.	15,221	596,207
Calpine Corp. (3)	20,937	317,614
Corning, Inc.	29,208	610,155
Crown Castle International Corp. (5)	4,154	359,321
QUALCOMM, Inc.	16,211	829,030
SBA Communications Corp. (3)	1,722	172,493
Telefonaktiebolaget LM Ericsson - ADR (4)	38,297	384,119
Telephone & Data Systems, Inc.	20,327	611,639
T-Mobile US, Inc. (3)	9,739	373,004
Verizon Communications, Inc.	7,168	387,645
Vodafone Group PLC - ADR (4)	5,487	175,858

	(Cost $6,109,617)	5,977,556

Utility Services - 22.9%
Cummins, Inc.	3,784	416,013
FedEx Corp.	4,522	735,820
Fluor Corp.	4,997	268,339
Macquarie Infrastructure Company, LLC	13,243	893,108
NextEra Energy Partners L.P.	16,809	457,037
Ormat Technologies, Inc.	6,427	265,049
Pattern Energy Group, Inc.	19,509	372,037
UGI Corp.	9,684	390,168
United Parcel Service Class B shares	6,463	681,653

	(Cost $4,495,882)	4,479,224

Water Utility - 3.6%
Aqua America, Inc.	5,699	181,342
Veolia Environnement SA - ADR (4)	22,302	535,917

	(Cost $585,768)	717,259

Total Common Stocks	(Cost $20,553,316)	19,315,367

Money Market Registered Investment Companies - 1.7%

Meeder Money Market Fund - Institutional Class, 0.36% (6)	338,921		338,921

Total Money Market Registered Investment Companies	(Cost $338,921)		338,921

Total Investments - 100.0%	(Cost $20,892,237)	(2)	19,654,288

Other Assets less Liabilities - 0.0%			9,278

Total Net Assets - 100.0%			19,663,566

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,504	14,258
Meeder Balanced Fund	790	8,161
Meeder Dynamic Growth Fund	533	4,920
Meeder Muirfield Fund	2,208	14,131
Meeder Quantex Fund	1,367	40,203
Meeder Miller/Howard Infrastructure Fund	226	4,346

Total Trustee Deferred Compensation	(Cost $70,221)	86,019

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$19,654,288	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$19,654,288	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $21,404,818 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,106,466
Unrealized depreciation	(2,344,415)
Net unrealized appreciation (depreciation)	$(1,237,949)

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(7)	Assets of affiliates to the Miller/Howard Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 97.2%

Baird Core Plus Bond Fund	792,999	8,810,219
DoubleLine Total Return Bond Fund	1,350,160	14,724,561
Frost Total Return Bond Fund	603,075	6,193,584
iShares 1-3 Year Treasury Bond ETF (6)	36,925	3,139,733
iShares 3-7 Year Treasury Bond ETF (6)	51,220	6,451,159
iShares 7-10 Year Treasury Bond ETF (6)	107,035	11,810,242
iShares iBoxx $ High Yield Corporate Bond ETF (6)	456,955	37,328,654
iShares JP Morgan USD Emerging Markets Bond ETF (6)	340,100	37,530,035
JPMorgan Core Plus Bond Fund	1,068,452	8,793,358
Lord Abbett High Yield Fund	1,560,140	10,842,974
Metropolitan West Total Return Bond Fund	1,371,092	14,848,928
PIMCO Investment Grade Corporate Bond Fund	238,744	2,423,250
Pioneer Bond Fund	862,951	8,223,923
Prudential Total Return Bond Fund	1,041,986	14,910,820
SPDR Barclays High Yield Bond ETF (6)	627,000	21,474,750

Total Registered Investment Companies	(Cost $204,720,535)	207,506,190

Money Market Registered Investment Companies - 2.3%

Meeder Money Market Fund - Institutional Class, 0.36% (3)	4,946,730	4,946,730

Total Money Market Registered Investment Companies	(Cost $4,946,730)	4,946,730

Bank Obligations - 0.4%

Capital Bank Deposit Account, 0.65%, 4/1/2016 (4)	249,537	249,537
EverBank Money Market Account, 0.61%, 4/1/2016 (4)	249,509	249,509
Pacific Mercantile Bank Deposit Account, 0.60%, 4/1/2016 (4)	249,500	249,500

Total Bank Obligations	(Cost $748,546)	748,546

U.S. Government Obligations - 0.0%

Government National Mortgage Association, 6.50%, due 7/20/2038	40,062		51,364

Total U.S. Government Obligations	(Cost $47,149)		51,364

Total Investments - 99.9%	(Cost $210,462,960)	(2)	213,252,830

Other Assets less Liabilities - 0.1%			246,399

Total Net Assets - 100.0%			213,499,229

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	1,265	11,992
Meeder Balanced Fund	692	7,148
Meeder Dynamic Growth Fund	476	4,393
Meeder Muirfield Fund	1,234	7,898
Meeder Quantex Fund	425	12,499
Meeder Miller/Howard Infrastructure Fund	205	3,942

Total Trustee Deferred Compensation	(Cost $48,956)	47,872

Futures Contracts

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$212,452,920	$-
Level 2 - Other Significant Observable Inputs	799,910	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$213,252,830	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $210,955,597 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,974,863
Unrealized depreciation	(184,993)
Net unrealized appreciation (depreciation)	$2,789,870

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2016.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2016 (Unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 5.3%

Bank Midwest Deposit Account	0.65%	(3)	04/01/16	249,129	249,129
Capital Bank Deposit Account	0.65%	(3)	04/01/16	249,129	249,129
Columbus First Bank Deposit Account	0.45%	(3)	04/01/16	249,003	249,003
EverBank Money Market Account	0.61%	(3)	04/01/16	249,129	249,129
FICA Program (4)	0.40%	(3)	--	10,002,188	10,002,188
Metro City Bank Deposit Account	0.45%	(3)	04/01/16	249,088	249,088
Mid America Bank Demand Deposit Account	0.50%	(3)	04/01/16	249,116	249,116
Nationwide Bank Deposit Account	0.50%	(3)	04/01/16	249,099	249,099
Pacific Mercantile Bank Deposit Account	0.60%	(3)	04/01/16	249,127	249,127
Paragon Commercial Bank Deposit Account	0.70%	(3)	04/01/16	249,000	249,000
Plaza Bank Deposit Account	0.45%	(3)	04/01/16	249,089	249,089
State Bank of India Deposit Account	0.60%	(3)	04/01/16	249,000	249,000
TD Bank Demand Deposit Account	0.20%	(3)	04/01/16	249,040	249,040
Trans Pacific National Bank Deposit Account	0.40%	(3)	04/01/16	249,085	249,085

Total Bank Obligations	(Cost $13,240,222)				13,240,222

Certificates of Deposit - 7.0%

1st Colonial Bancorp, Inc.	0.50%	06/17/16	248,000	248,000
1st Source Bank/South Bend IN	0.50%	11/10/16	248,000	248,000
Academy Bank NA	0.55%	09/30/16	248,000	248,000
Ally Bank	0.45%	07/08/16	249,000	249,000
Apple Bank for Savings	0.55%	08/12/16	248,000	248,000
Atlantic Capital Bank NA	0.55%	09/30/16	249,000	249,000
Atlantic Coast Bank	0.50%	10/28/16	249,000	249,000
Banco Popular North America	0.65%	08/12/16	248,000	248,000
Bank Hapoalim BM/New York NY	0.70%	09/30/16	248,000	248,000
Bank of Baroda/New York NY	0.60%	07/13/16	248,000	248,000
Bank of China Ltd/New York NY	0.50%	06/10/16	248,000	248,000
Bank of North Carolina	0.45%	06/17/16	249,000	249,000
Bank SNB	0.45%	10/07/16	248,000	248,000
Bank Champaign NA	0.50%	10/28/16	249,000	249,000
Beal Bank SSB	0.60%	09/28/16	248,000	248,000
Beal Bank USA	0.55%	10/12/16	248,000	247,934
Capital One Bank USA NA	0.40%	04/15/16	249,000	249,000
Capital One NA/Mclean VA	0.40%	04/15/16	249,000	249,000
Carroll Community Bank	0.55%	10/14/16	248,000	248,000
Centennial Bank/Conway AR	0.45%	05/12/16	249,000	249,000
Cherokee State Bank/Cherokee IA	0.45%	06/24/16	249,000	249,000
Citizens Deposit Bank of Arlington Inc	0.45%	06/03/16	248,000	248,000
Comenity Capital Bank	0.60%	07/13/16	249,000	249,000
Compass Bank	0.45%	05/06/16	248,000	248,000
Discover Bank/Greenwood DE	0.50%	06/10/16	248,000	248,000
DMB Community Bank	0.45%	06/17/16	249,000	249,000
Farmers & Merchants Bank of Colby	0.45%	10/14/16	249,000	249,000
Fidelity Bank/Atlanta GA	0.55%	07/21/16	248,000	248,000
First Financial Bank NA/Hamilton OH	0.55%	05/09/16	248,000	248,000
First Foundation Bank	0.55%	11/10/16	248,000	248,000
First National Bank of Omaha	0.45%	06/10/16	248,000	248,000
FirstBank Puerto Rico	0.45%	06/06/16	249,000	249,000
FirstMerit Bank NA/Akron OH	0.55%	11/10/16	248,000	248,000
Four Oaks Bank & Trust Co.	0.45%	04/22/16	249,000	249,000
Goldman Sachs Bank USA/New York NY	0.55%	08/12/16	248,000	248,000
Haddon Savings Bank	0.50%	11/18/16	249,000	249,000
HomeStreet Bank	0.30%	04/14/16	249,000	249,000
Investors Bank/Short Hills NJ	0.45%	05/20/16	248,000	248,000
Marlin Business Bank	0.55%	08/05/16	248,000	248,000
MB Financial Bank NA	0.45%	06/10/16	249,000	249,000
Merrick Bank Corp/South Jordan UT	0.45%	05/20/16	249,000	249,000
Midland States Bank	0.60%	08/15/16	249,000	249,000
MY SAFRA Bank FSB	0.55%	11/09/16	249,000	249,000
New Republic Savings Bank	0.50%	10/14/16	249,000	249,000
NewBridge Bank	0.40%	05/26/16	249,000	249,000
Northview Bank	0.45%	06/29/16	249,000	249,000
Oklahoma Heritage Bank	0.45%	10/14/16	249,000	249,000
Old National Bank/Evansville IN	0.50%	10/21/16	248,000	248,000
Oriental Bank	0.60%	07/08/16	248,000	248,000
People's Bank of Seneca	0.45%	05/20/16	248,000	248,000
Rancho Santa Fe Thrift & Loan Association	0.55%	11/10/16	249,000	249,000
Ridgestone Bank	0.45%	10/21/16	249,000	249,000

S&T Bank	0.55%	08/12/16	248,000	248,000
Safra National Bank of New York	0.60%	08/16/16	248,000	248,000
Sallie Mae Bank	0.50%	05/05/16	248,000	248,000
Santander Bank NA	0.65%	08/12/16	248,000	248,000
Security Federal Bank/Aiken SC	0.60%	08/15/16	249,000	249,000
SouthEast Bank	0.55%	10/21/16	248,000	248,000
Standard Bank & Trust Co/Hickory Hills IL	0.55%	10/21/16	248,000	248,000
Synovus Bank/Columbus GA	0.30%	04/21/16	249,000	249,000
TCF National Bank	0.55%	10/07/16	248,000	248,000
Towne Bank/Portsmouth VA	0.45%	05/27/16	248,000	248,000
Union Bank & Trust Co/Oxford NC	0.50%	11/10/16	249,000	249,000
United Bank	0.70%	11/16/16	249,000	249,000
United Prairie Bank/Mountain Lake MN	0.40%	08/22/16	249,000	249,000
Vectra Bank Colorado NA	0.45%	06/09/16	248,000	248,000
WEX Bank	0.45%	05/13/16	248,000	248,000
Whitney Bank/Gulfport MS	0.65%	08/12/16	248,000	248,000
Xenith Bank	0.55%	10/20/16	249,000	249,000
Yadkin Bank	0.50%	10/07/16	249,000	249,000

Total Certificates of Deposit	(Cost $17,392,934)			17,392,934

Commercial Paper - 13.6%

Abbey National	0.61%	06/01/16	1,000,000	998,983
Abbey National	0.62%	06/10/16	1,000,000	998,814
Abbey National	0.61%	06/30/16	1,000,000	998,500
Abbey National	0.82%	09/20/16	1,000,000	996,130
Abbey National	0.93%	11/10/16	1,000,000	994,301
Bank of Tokyo MUFG	0.51%	04/06/16	1,000,000	999,931
Bank of Tokyo MUFG	0.68%	06/06/16	1,000,000	998,772
Bank of Tokyo MUFG	0.60%	06/15/16	1,000,000	998,771
Bank of Tokyo MUFG	0.79%	08/23/16	1,000,000	996,880
Bank of Tokyo MUFG	0.87%	09/23/16	1,000,000	995,819
Bank of Tokyo MUFG	0.87%	09/28/16	1,000,000	995,700
Canadian Imperial Holding	0.97%	12/16/16	2,000,000	1,986,187
JP Morgan Securities	0.63%	07/08/16	1,000,000	998,312
JP Morgan Securities	0.66%	07/29/16	1,000,000	997,851
JP Morgan Securities	0.81%	08/16/16	1,000,000	996,956
JP Morgan Securities	0.93%	09/06/16	1,000,000	995,962
JP Morgan Securities	1.00%	09/13/16	1,000,000	995,463
JP Morgan Securities	1.02%	10/25/16	1,000,000	994,193
Toyota Motor Credit	0.74%	06/08/16	1,000,000	998,621
Toyota Motor Credit	0.51%	06/14/16	1,000,000	998,972
Toyota Motor Credit	0.62%	06/20/16	1,000,000	1,000,000
Toyota Motor Credit	0.52%	06/21/16	1,000,000	998,853
Toyota Motor Credit	0.66%	07/01/16	1,000,000	1,000,000
Toyota Motor Credit	0.83%	07/05/16	1,000,000	997,836
Toyota Motor Credit	0.66%	07/29/16	1,000,000	997,851
Toyota Motor Credit	0.90%	09/06/16	1,000,000	996,094
Toyota Motor Credit	0.81%	11/18/16	1,000,000	1,000,000
Toyota Motor Credit	0.97%	12/12/16	1,000,000	993,200
Toyota Motor Credit	1.00%	12/16/16	1,000,000	992,878
UBS Finance	0.50%	04/12/16	1,000,000	999,850
UBS Finance	0.51%	05/12/16	1,000,000	999,431
UBS Finance	0.53%	05/31/16	1,000,000	999,133
UBS Finance	0.87%	07/05/16	1,000,000	997,731

Total Commercial Paper	(Cost $33,907,973)			33,907,973
Corporate Obligations - 10.5%

Bath Technologies (6)	0.60%	(3)	04/07/16	380,000	380,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.45%	(5)	04/01/16	15,980,844	15,980,844
General Electric Capital Corp.	1.21%	(5)	05/09/16	2,330,000	2,332,025
Johnson & Johnson	0.71%	(5)	05/28/16	500,000	500,327
Merck & Co	0.75%	(5)	05/10/16	300,000	300,248
Royal Bank of Canada	0.58%	(5)	04/12/16	2,000,000	2,000,000
Royal Bank of Canada	0.97%	(5)	06/21/16	275,000	275,128
Royal Bank of Canada	1.10%	(5)	06/09/16	1,000,000	1,001,310
Royal Bank of Canada	0.87%	(5)	04/14/16	1,500,000	1,500,846
Springside Corp. Exchange Partners, LLC (6)	0.60%	(3)	04/07/16	1,800,000	1,800,000

Total Corporate Obligations	(Cost $26,070,729)				26,070,729

Repurchase Agreements - 24.1%

Int'l FCStone (Collateralized by $9,870,518 various FNMAs,
3.00% - 3.50%, due 8/1/30 - 8/1/43,
fair value $10,202,032)(proceeds $10,000,000),
purchase date 3/29/16	0.42%	04/05/16	10,000,000	10,000,000
Int'l FCStone (Collateralized by $10,995,000 various GNMAs
and FNMAs, 2.25% - 5.00%, due 8/1/30 - 4/16/42,
fair value $10,201,590)(proceeds $10,000,000),
purchase date 3/30/16	0.42%	04/06/16	10,000,000	10,000,000
Int'l FCStone (Collateralized by $25,258,597 various GNMAs, FNMAs, and FHLMCs, 3.00% - 5.50%, due 3/25/33 - 11/25/43,
fair value $10,200,704)(proceeds $10,000,000),
purchase date 3/31/16	0.42%	04/07/16	10,000,000	10,000,000
South Street (Collateralized by $120,980,028 various GNMAs, FNMAs,
FMACs, FCSBs, FHLBs, and FMACs, 1.52% - 6.00%,
due 9/1/16 - 12/1/45, fair value $30,600,000)
(proceeds $30,000,000), purchase date 3/31/16	0.50%	04/01/16	30,000,000	30,000,000

Total Repurchase Agreements	(Cost $60,000,000)			60,000,000

U.S. Government Agency Obligations - 10.7%

Fannie Mae	1.38%		11/15/16	1,000,000	1,003,723
Federal Farm Credit Bank	0.47%	(5)	04/30/16	2,500,000	2,496,917
Federal Farm Credit Bank	0.49%	(5)	04/27/16	1,270,000	1,269,556
Federal Farm Credit Bank	0.49%	(5)	06/22/16	1,500,000	1,498,215
Federal Farm Credit Bank	0.53%	(5)	06/19/16	1,000,000	1,000,048
Federal Farm Credit Bank	0.53%	(5)	04/20/16	5,000,000	4,999,500
Federal Farm Credit Bank	0.55%	(5)	05/07/16	500,000	499,847
Federal Farm Credit Bank	0.42%	(5)	05/09/16	5,000,000	4,999,666
Federal Farm Credit Bank	0.53%	(5)	06/14/16	1,000,000	1,000,000
Federal Home Loan Bank	0.88%		03/10/17	1,000,000	1,000,891
Federal Home Loan Bank	0.83%		04/12/17	1,000,000	1,000,000
Federal Home Loan Bank	0.85%		04/17/17	1,000,000	1,000,000
Federal Home Loan Bank	0.50%	(5)	04/13/16	1,000,000	1,000,000
Federal Home Loan Bank	0.51%	(5)	04/19/16	1,000,000	999,973
Federal Home Loan Bank	0.63%		11/23/16	1,875,000	1,875,072
U.S. Treasury Bill	0.72%		12/08/16	1,000,000	995,085

Total U.S. Government Agency Obligations	(Cost $26,638,493)				26,638,493

Money Market Registered Investment Companies - 29.2%

Fidelity Institutional Money Market Portfolio, 0.43% (7)	72,358,365		72,358,365

Total Money Market Registered Investment Companies	(Cost $72,358,365)		72,358,365

Total Investments - 100.4%	(Cost $249,608,715)	(2)	249,608,715

Liabilities less Other Assets - (0.4%)			(947,692)

Total Net Assets - 100.0%			248,661,023

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,059	10,039
Meeder Balanced Fund	551	5,692
Meeder Dynamic Growth Fund	372	3,434
Meeder Muirfield Fund	1,957	12,525
Meeder Quantex Fund	1,359	39,968
Meeder Miller/Howard Infrastructure Fund	158	3,038

Total Trustee Deferred Compensation	(Cost $61,075)	74,696

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$72,358,365	$-
Level 2 - Other Significant Observable Inputs	177,250,350	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$249,608,715	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company. The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2016. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. Bath Technologies was acquired on 10/18/1999 at a cost of $380,000. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004 at a cost of $1,800,000. As of March 31, 2016, securities restricted as to resale to institutional investors represented 0.9% of Total Investments. The fair value noted approximates amortized cost.

(7)	7-day yield as of March 31, 2016.

(8)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 25, 2016

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 25, 2016